Funds

Quarterly Report

May 31, 2007

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

QUARTERLY REPORT

May 31, 2007

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Statement of Cash Flows	10

Financial Highlights	11

Notes to Financial Statements	12

Portfolio of Investments	24

Additional Information	60

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF MAY 31, 2007
Net Assets	$1,111,983,052
Total Assets	$1,970,608,346
Assets Invested in Senior Loans	$1,895,667,012
Senior Loans Represented	630
Average Amount Outstanding per Loan	$3,008,995
Industries Represented	39
Average Loan Amount per Industry	$48,606,846
Portfolio Turnover Rate (YTD)	25%
Weighted Average Days to Interest Rate Reset	41
Average Loan Final Maturity	64 months
Total Leverage as a Percentage of Total Assets (including Preferred Shares)	39.99%

PERFORMANCE SUMMARY

The Trust declared $0.14 of dividends during the fiscal quarter ended May 31, 2007. Based on the average month-end net asset value ("NAV") per share of $7.66, this resulted in an annualized distribution rate of 7.36%(1) for the quarter. The Trust's total net return for the fiscal quarter ended May 31, 2007, based on NAV, was 2.13%, versus a total gross return on the S&P/LSTA Leveraged Loan Index ("LLI")(2) of 1.61% for the same quarter. For the year, the Trust's total net return, based on NAV was 9.87% versus 7.30% gross return for the LLI. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the quarter was 6.40% and 18.42% for the year ended May 31, 2007.

PORTFOLIO REVIEW

The Trust outperformed the LLI during the fiscal quarter ended May 31, 2007, driven by favorable credit selection and sector positioning, and an overall calming of the loan and other major capital markets. Coming off a turbulent quarter in the equities and bond markets, the current fiscal quarter marked a rare period of relative balance between investor demand for, and the supply of, new loans coming to market. As a result, secondary loan prices were

(1)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The LLI is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

effectively unchanged on average, and excess return was generated either through investing in riskier assets (e.g., second liens) or avoiding those individual loans that did trade poorly due to credit-specific and/or sector volatility. We continue to focus on the latter. Credit selection again helped returns, as the Trust held meaningful positions in the top five contributing loans to LLI returns during the bulk of the fiscal quarter, and held only a very small amount of one of the five greatest detractors. There was no material alteration in our view of relative value across major industry sectors. (We continue to shun high risk sectors such as auto and real estate.) As a result, changes in top holdings were driven primarily by normal, bottom-up credit analysis and selection.

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of May 31, 2007, the Trust had $450 million of "Aaa/AAA(3)" rated cumulative auction rate preferred shares outstanding, and $338 million of borrowings outstanding under $625 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 39.99% at period end. The use of leverage for investment purposes increases both investment opportunity and investment risk.

CURRENT STRATEGY AND OUTLOOK

As we head into summer, typically a period of reduced activity in the loan market, one thing is clear: the market is in transition. As volatility increases across most asset classes, the balance of power in the loan market appears to be tilting towards investors, and away from issuers. The latter part of the quarter, and virtually all of June, offered a window into this dynamic as investors continued to successfully thwart high-profile repricings and push

TOP TEN INDUSTRY SECTORS AS OF MAY 31, 2007 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
North American Cable	8.1%	14.3%
Healthcare, Education and Childcare	7.4%	13.2%
Printing & Publishing	6.2%	10.9%
Chemicals, Plastics & Rubber	5.6%	10.0%
Utilities	5.6%	9.9%
Oil & Gas	4.6%	8.2%
Data and Internet Services	4.5%	7.9%
Retail Stores	4.5%	7.9%
Leisure, Amusement, Entertainment	4.3%	7.7%
Beverage, Food & Tobacco	3.2%	5.6%

TOP TEN SENIOR LOAN ISSUERS AS OF MAY 31, 2007 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Charter Communications Operating, LLC	2.4%	4.3%
Metro-Goldwyn-Mayer, Inc.	2.1%	3.7%
Georgia Pacific Corporation	1.8%	3.2%
Sungard Data Systems, Inc.	1.5%	2.6%
NRG Energy, Inc.	1.4%	2.5%
CSC Holdings, Inc.	1.2%	2.1%
Univision Communications, Inc.	1.2%	2.1%
ARAMARK Corporation	1.1%	2.0%
Cequel Communications, LLC	1.1%	1.9%
Idearc, Inc.	1.0%	1.8%

(3)  Obligations rated Aaa by Moody's Investors Service are judged to be of the highest quality, with minimal credit risk. An obligator rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest Issuer Credit Rating assigned by Standard & Poor's. Credit quality refers to the Trust's underlying investments, not to the stability or safety of this Trust.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

credit spreads higher. Fortunately, thus far, this has occurred during a period of benign credit risk (S&P's trailing twelve-month default rate, by number of loans, fell to an all-time low of 0.29% at the end of May). Looking out, we would expect secondary market prices to come under some pressure as risk is positively repriced and a record forward calendar is absorbed. Offsetting that should be, however, an improvement in relative value as credit spreads widen in response to heightened risk sensitivity. Perhaps most importantly, we are seeing, as of this writing, the structural integrity of senior bank loan issuance improve (e.g., tighter lending terms generally, and specifically, an expected reduction in the amount of covenant-lite issuance), which bodes well for future risk-adjusted performance, particularly if the market moves into a higher credit risk environment.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
July 17, 2007

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended May 31, 2007
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	9.87%	8.53%	8.08%	5.90%
Based on Market Value	18.42%	6.32%	10.01%	5.35%
S&P/LSTA Leveraged Loan Index	7.30%	6.03%	5.85%	5.40%
Credit-Suisse Leveraged Loan Index	7.64%	6.49%	6.30%	5.58%

The table above illustrates the total return of the Trust against the Indices indicated. An Index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The LLI is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTIONS RATES

	Prime Rate	NAV 30-day SEC Yield(A)	Market 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Market(B)
May 31, 2007	8.25%	9.89%	9.81%	7.38%	7.52%
February 28, 2007	8.25%	9.69%	10.02%	7.50%	7.68%
November 30, 2006	8.25%	9.76%	10.25%	7.55%	7.95%
August 31, 2006	8.25%	9.42%	9.95%	7.47%	7.86%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares . If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the interest rate spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2007

ASSETS:
Investments in securities at value (Cost $1,887,612,088)	$1,903,569,205
Cash	2,297,938
Foreign currencies at value (Cost $8,549,863)	8,499,648
Receivables:
Investment securities sold	37,716,725
Interest	17,876,869
Other	47,990
Unrealized appreciation on forward foreign currency contracts	541,815
Prepaid expenses	21,841
Prepaid arrangement fees on notes payable	36,315
Total assets	1,970,608,346
LIABILITIES:
Notes payable	338,000,000
Payable for investment purchased	65,803,000
Accrued interest payable	1,899,595
Deferred arrangement fees on senior loans	436,339
Dividends Payable — preferred shares	199,853
Payable to affilates	1,699,640
Payable to custodian	115,257
Accrued trustees fees	28,867
Unrealized depreciation on forward foreign currency contracts	237,839
Other accrued expenses	204,904
Total liabilities	408,625,294
Preferred shares, $25,000 stated value per share at liquidation value (18,000 shares outstanding)	450,000,000
NET ASSETS	$1,111,983,052
Net assets value per common share outstanding (net assets less preferred shares at liquidation value, divided by 145,033,235 shares of beneficial interest authorized and outstanding, no par value)	$7.67
NET ASSETS WERE COMPRISED OF:
Paid-in capital	1,331,413,656
Undistributed net investment income	4,178,940
Accumulated net realized loss on investments	(239,949,957)
Net unrealized appreciation on investments and foreign currency related transactions	16,340,413
NET ASSETS	$1,111,983,052

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Three Months Ended May 31, 2007

INVESTMENT INCOME:
Interest	$35,609,277
Arrangement fees earned	173,420
Other	972,840
Total investment income	36,755,537
EXPENSES:
Investment Management fees	3,790,921
Administration fees	1,184,663
Transfer agent fees	29,164
Interest expense	4,939,743
Shareholder reporting expense	27,600
Custody and accounting expense	211,600
Professional fees	32,200
Preferred Shares — Dividend disbursing agent fees	303,125
Pricing expense	20,614
ICI fees	762
Postage expense	52,440
Trustees fees	18,492
Miscellaneous expense	16,781
Total expenses	10,628,105
Net investment income	26,127,432
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	21,261,024
Foreign currency related transactions	(1,659,331)
Net realized gain on investments and foreign currency related transactions	19,601,693
Net change in unrealized appreciation or depreciation on :
Investments	(18,066,633)
Foreign currency related transactions	854,194
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(17,212,439)
Net realized and unrealized gain on investments and foreign currency related transactions	2,389,254
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(5,840,450)
Net increase in net assets resulting from operations	$22,676,236

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Three Months Ended May 31, 2007	Year Ended February 28, 2007
FROM OPERATIONS:
Net investment income	$26,127,432	$103,083,218
Net realized gain on investments and foreign currency related transactions	19,601,693	14,599,027
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(17,212,439)	(6,442,840)
Distributions to preferred shareholders from net investment income	(5,840,450)	(22,313,381)
Net increase in net assets resulting from operations	22,676,236	88,926,024
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(20,232,136)	(80,058,346)
Decrease in net assets from distributions to common shareholders	(20,232,136)	(80,058,346)
Net increase in net assets	2,444,100	8,867,678
NET ASSETS:
Beginning of period	1,109,538,952	1,100,671,274
End of period (including undistributed net investment income of $4,178,940 and $4,124,094, respectively)	$1,111,983,052	$1,109,538,952

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the three months ended May 31, 2007

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$29,952,609
Facility fees paid	20,613
Dividend paid to preferred shareholders	(5,877,008)
Arrangement fee paid	75,104
Other income received	1,099,026
Interest paid	(4,066,843)
Other operating expenses paid	(6,651,890)
Purchases of securities	(500,634,859)
Proceeds from sale of securities	446,191,674
Net cash used in operating activities	(39,891,574)
Cash Flows From Financing Activities:
Dividends paid to common shareholders	(20,232,136)
Net paydown of notes payable	57,000,000
Net cash flows provided by financing activities	36,767,864
Net decrease	(3,123,710)
Cash at beginning of period	5,421,648
Cash at end of period	$2,297,938
Reconciliation Of Net Increase In Net Assets Resulting From Operations To Net Cash Used In Operating Activities:
Net increase in net assets resulting from operations	$22,676,236
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation on investments	18,066,633
Change in unrealized appreciation on foreign currencies	52,196
Change in unrealized depreciation on forward currency contracts	(778,271)
Change in unrealized appreciation on foreign currency receivable/payables	(128,119)
Net accretion of discounts on investments	(72,390)
Net amortization of premiums on investments	110,652
Realized gain on investments and foreign currency related transactions	(19,601,693)
Purchases of securities	(500,634,859)
Proceeds from sale of securities	446,191,674
Increase in other assets	(1,933)
Increase in interest receivable	(5,694,859)
Decrease in prepaid arrangement fees on notes payable	20,613
Decrease in prepaid expenses	19,217
Decrease in deferred arrangement fees on senior loans	(98,316)
Increase in accrued interest payable	287,960
Decrease in dividends payable — preferred shares	(36,558)
Increase in payable to affiliates	170,240
Decrease in accrued trustees fees	(2,120)
Decrease in other accrued expenses	(437,806)
Total adjustments	(62,567,810)
Net cash used in operating activities	$(39,891,574)

See Accompanying Notes to Financial Statements

ING PRIME RATE TRUST  FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

	Three Months Ended May 31,	Years Ended February 28 or February 29,
	2007	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$7.65	7.59	7.47	7.34	6.73	7.20
Income (loss) from investment operations:
Net investment income	$0.18	0.71	0.57	0.45	0.46	0.50
Net realized and unrealized gain (loss) on investments	$0.02	0.06	0.12	0.16	0.61	(0.47)
Total from investment operations	$0.20	0.77	0.69	0.61	1.07	0.03
Distributions to Common Shareholders from net investment income	$(0.14)	(0.55)	(0.46)	(0.43)	(0.42)	(0.45)
Distribution to Preferred Shareholders	$(0.04)	(0.16)	(0.11)	(0.05)	(0.04)	(0.05)
Net asset value, end of period	$7.67	7.65	7.59	7.47	7.34	6.73
Closing market price at end of period	$7.73	7.40	7.02	7.56	7.84	6.46
Total Investment Return(1)
Total investment return at closing market price(2)%	6.40	13.84	(0.82)	2.04	28.77	2.53
Total investment return at net asset value(3)%	2.13	8.85	8.53	7.70	15.72	0.44
Ratios/Supplemental Data
Net assets end of period (000's)	$1,111,983	1,109,539	1,100,671	1,082,748	1,010,325	922,383
Preferred Shares-Aggregate amount outstanding (000's)	$450,000	450,000	450,000	450,000	450,000	450,000
Liquidation and market value per share of Preferred Shares	$25,000	25,000	25,000	25,000	25,000	25,000
Borrowings at end of period (000's)	$338,000	281,000	465,000	496,000	225,000	167,000
Asset coverage per $1,000 of debt(4)	$2,411	2,517	2,203	2,140	2,500	2,500
Average borrowings (000's)	$327,315	459,982	509,178	414,889	143,194	190,671
Ratios to average net assets including Preferred Shares(5)
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.59	1.57	1.64	1.60	1.45	1.49
Net expenses after expense reimbursement(6)%	2.70	3.27	3.02	2.21	1.65	1.81
Gross expenses prior to expense reimbursement(6)%	2.70	3.27	3.02	2.22	1.65	1.81
Net investment income(6)%	6.67	6.68	5.44	4.21	4.57	4.97
Ratios to average net assets plus borrowings
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.75	1.56	1.58	1.63	1.84	1.82
Net expenses after expense reimbursement(6)%	2.94	3.25	2.90	2.26	2.09	2.23
Gross expenses prior to expense reimbursement(6)%	2.94	3.25	2.90	2.27	2.09	2.23
Net investment income(6)%	7.22	6.63	5.24	4.32	5.82	6.10
Ratios to average net assets
Expenses (before interest and other fees related to revolving credit facility)(6)%	2.26	2.21	2.33	2.29	2.11	2.19
Net expenses after expense reimbursement(6)%	3.81	4.62	4.27	3.17	2.40	2.68
Gross expenses prior to expense reimbursement(6)%	3.81	4.62	4.27	3.18	2.40	2.68
Net investment income(6)%	9.36	9.42	7.71	6.04	6.68	7.33
Portfolio turnover rate %	25	60	81	93	87	48
Common shares outstanding at end of period (000's)	145,033	145,033	145,033	145,033	137,638	136,973

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.

(3)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan.

This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares.

(4)  Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.

(5)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to the Preferred Shares; ratios do not reflect any add-back for the borrowings.

(6)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2007 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Trust's Board of Trustees ("Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of May 31, 2007, 99.58% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and ING Investments, LLC (the "Investment Adviser") or ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Valuation, Brokerage and Proxy Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan,

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2007 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest approximates market value.

B.  Federal Income Taxes. It is the Trust's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

D.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2007 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

E.  Forward Foreign Currency Contracts. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), DST Systems, Inc. ("DST"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2007 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the three months ended May 31, 2007, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $525,892,682 and $475,786,574, respectively. At May 31, 2007, the Trust held senior loans valued at $1,895,667,012 representing 99.6% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2007 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost of assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$107,510
Block Vision Holdings Corporation (571 Common Shares)	09/17/02	—
Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	12/26/00	9,893
Cedar Chemical (Liquidation Interest)	12/31/02	—
Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	12/22/95	—
Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	01/18/02	—
Decision One Corporation (1,752,103 Common Shares)	05/17/05	1,116,773
Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)	10/02/02	15
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
EquityCo, LLC (Warrants for 28,752 Common Shares)	02/25/05	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	100
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	—
Imperial Home Décor Group, Inc. (Liquidation Interest)	01/22/04	—
Insilco Technologies (Residual Interest in Bankruptcy Estate)	05/02/03	1
IT Group, Inc. (Residual Interest in Bankruptcy Estate)	09/12/03	50
Kevco Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	25
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Easten Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
IAP Acquisition Corporation (17,348 Class A Common Shares)	08/29/03	—
IAP Acquisition Corporation (1,814 Class B Common Shares)	08/29/03	—
IAP Acquisition Corporation (1,084 Class C Common Shares)	08/29/03	428,603
IAP Acquisition Corporation (3,524 Class D Common Shares)	08/29/03	3,524,300
New Piper Aircraft, Inc. (Residual Interest in Bankruptcy Estate)	07/02/03	—
Norwood Promotional Products, Inc. (104,148 Common Shares)	08/23/04	32,939
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Transtar Metals (Residual Interest in Bankruptcy Estate)	01/09/03	40,230
TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)	10/15/02	—
US Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total Restricted Securities excluding senior loans (market value of $1,085,007 was 0.1% of net assets at May 31, 2007)		$5,260,439

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2007 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Adviser entered into a sub-Advisory agreement with ING IM, a Connecticut corporation. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% plus the proceeds of any outstanding borrowings of the Trust's Managed Assets.

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individual and institutional investors.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2007, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$1,294,964	$404,676	$1,699,640

The Trust has adopted a Retirement Policy ("Policy") covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy agreement.

NOTE 6 — COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matured on August 23, 2006 and has been extended to August 22, 2007 and a $535 million 364-day revolving securitization facility which matured on June 14, 2007, and has been extended to June 12, 2008, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for these facilities are amortized over the term of the agreements. The amount of borrowings outstanding at May 31, 2007, was $338 million. Weighted average interest rate on outstanding borrowings was 5.74%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 17.2% of total assets at May 31, 2007. Average borrowings for the three months ended May 31, 2007 were $327,315,217 and the average annualized interest rate was 5.28% excluding other fees related to the unused portion of the facilities, and other fees.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2007 (Unaudited) (continued)

NOTE 6 — COMMITMENTS (continued)

As of May 31, 2007, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Advance Food Co.	$206,349
American Cellular Corp.	1,000,000
Builders Firstsource, Inc.	1,500,000
Calpine Corp.	2,100,000
Cannery Casino Resorts	1,346,457
Coach America Holdings, Inc.	211,864
Coleto Creek Power	5,000,000
Borsodchem Nyrt. — Term Loan B	430,303
Borsodchem Nyrt. — Term Loan C	430,303
Federal-Mogul Corp.	3,770,000
Fleetcor Technologies Operating Co., LLC	116,667
Hearthstone Housing Partners II, LLC	1,376,471
Iasis Healthcare Corp.	1,025,437
Kerasotes Theatres, Inc.	891,930
Las Vegas Sands, LLC	900,000
Longview Power, LLC	933,333
Lucite International US Finco Limited	494,656
MEG Energy Corp.	2,800,000
Neoplan USA Corp.	582,750
Norwood Promotional Products Holdings, Inc.	$965,809
Oglebay Norton Co.	400,000
Oxbow Carbon & Minerals Holdings, LLC	241,611
PLY Gem Industries, Inc.	714,286
Primedia, Inc.	1,133,250
Seminole Tribe of Florida	233,198
Sturm Foods, Inc.	500,000
Sun Healthcare Group, Inc.	170,690
Syniverse Holding, LLC	1,500,000
Trump Entertainment Resorts Holdings, L.P.	4,353
United States Shipping, LLC	406,425
United Surgical Partners International, Inc.	227,419
Univision Communications	1,555,673
UPC Broadband Holding	1,741,434
Valassis Communications, Inc.	320,000
Wastequip, Inc.	203,884
$35,434,552

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of May 31, 2007, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
9/15/98	25,000,000	12,374,909
3/04/99	5,000,000	3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fails to meet certain credit quality thresholds within its portfolio.

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the three month period ended May 31, 2007.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2007 (Unaudited) (continued)

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS (continued)

issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of May 31, 2007, the Trust held 0.5% of its total assets in subordinated loans and unsecured loans.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Three months ended May 31, 2007	Year ended February 28, 2007
Ordinary Income	Ordinary Income
$26,072,586	$102,371,727

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2007 were:

Undistributed Ordinary Income	Unrealized Appreciation	Post-October Currency Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$5,656,916	$33,968,276	$(1,770,705)	$(33,536,215)	2008
			(847,193)	2009
			(47,376,376)	2010
			(97,064,717)	2011
			(57,686,392)	2012
			(22,421,058)	2013
			(560,828)	2014
			$(259,492,779)

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the Securities and Exchange Commission (the "SEC") has indicated that they would not object if a fund

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2007 (Unaudited) (continued)

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For the February year-end closed-end funds, this would be no later than their August 31, 2007 NAV and the effects of FIN 48 would be reflected in the funds' semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Trust has assessed the impact of adopting FIN 48 and currently does not believe that there will be a material impact to the Trust.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157"), "Fair Value Measurements." The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of May 31, 2007, management of the Trust is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 12 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates had received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep, including ING Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. ING Investments further reported

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NOTES TO FINANCIAL STATEMENTS as of May 31, 2007 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS (continued)

that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•  ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING's

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NOTES TO FINANCIAL STATEMENTS as of May 31, 2007 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS (continued)

refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the "NH Bureau") concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of ING Investments entered into an assurance of discontinuance with the NYAG (the "NYAG Agreement") regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust ("NYSUT") and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or denying the NYAG's findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG's office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the "One-Page Disclosure"). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2007 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS (continued)

In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the "NH Agreement") to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau's claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 13 — SUBSEQUENT EVENTS

Subsequent to May 31, 2007, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0475	5/31/07	6/11/07	6/22/07

Subsequent to May 31, 2007, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates
Series M	$172.05	06/04/07-07/16/07	06/11/07-07/23/07	06/05/07-07/17/07
Series T	$147.76	06/05/07-07/10/07	06/12/07-07/17/07	06/06/07-07/11/07
Series W	$147.69	06/06/07-07/11/07	06/13/07-07/18/07	06/07/07-07/12/07
Series Th	$148.12	06/07/07-07/12/07	06/14/07-07/19/07	06/08/07-07/13/07
Series F	$172.24	06/01/07-07/13/07	06/08/07-07/20/07	06/04/07-07/16/07

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007

Senior Loans*: 170.5%			Bank Loan	Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 3.9%
			Avio Group	NR	NR
EUR	708,333		Term Loan, 6.032%, maturing December 13, 2014			$968,478
EUR	708,333		Term Loan, 6.407%, maturing December 13, 2015			972,895
	$590,346		Term Loan, 7.715%, maturing December 13, 2014			598,217
	590,346		Term Loan, 8.091%, maturing December 13, 2015			601,169
			Delta Air Lines, Inc.	Ba2	B+
	1,500,000	(5)	Term Loan, maturing April 30, 2012			1,507,500
			Delta Air Lines, Inc.	B2	B-
	2,500,000		Term Loan, 8.605%, maturing April 30, 2012			2,535,000
			Dyncorp International, LLC	Ba2	BB-
	2,429,252		Term Loan, 7.625%, maturing February 11, 2011			2,451,521
			Forgings International, Ltd.	NR	NR
	1,362,698		Term Loan, 7.570%, maturing August 11, 2014			1,379,853
	1,369,696		Term Loan, 7.820%, maturing August 11, 2015			1,392,810
GBP	239,387		Term Loan, 7.906%, maturing August 11, 2014			479,868
GBP	241,073		Term Loan, 8.156%, maturing August 11, 2015			485,293
			Hawker Beechcraft Acquisition Company, LLC	Ba3	BB-
	$700,479		Term Loan, 7.250%, maturing March 26, 2014			704,670
	6,675,017		Term Loan, 7.320%, maturing March 26, 2014			6,714,954
			Hexcel Corporation	Ba1	BB
	985,259		Term Loan, 7.108%, maturing March 01, 2012			988,953
			K&F Industries, Inc.	Ba3	B+
	3,906,250		Term Loan, 7.320%, maturing November 18, 2012			3,912,965
			McKechnie Aerospace DE, Inc.	Ba3	B+
	1,000,000	(5)	Term Loan, maturing May 11, 2014			1,004,690
			Spirit Aerosystems, Inc.	Ba3	BB+
	980,490		Term Loan, 7.105%, maturing December 31, 2011			987,077
			Transdigm, Inc.	Ba3	B+
	3,500,000		Term Loan, 7.348%, maturing June 23, 2013			3,524,500
			United Airlines, Inc.	B1	B+
	2,500,000		Term Loan, 7.375%, maturing February 01, 2014			2,506,058
			US Airways Group, Inc.	B2	B
	6,200,000		Term Loan, 7.850%, maturing March 24, 2014			6,247,467
			Wesco Aircraft Hardware Corporation	B1	B+
	1,486,250		Term Loan, 7.600%, maturing September 29, 2013			1,498,558

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: (continued)
		Wyle Holdings Inc.	NR	B+
$1,750,418		Term Loan, 8.110%, maturing January 28, 2011			$1,756,982
					43,219,478
Automobile: 3.5%
	(2)	Federal-Mogul Corporation	NR	BBB+
1,230,000		Debtor In Possession Revolver, 2.299%, maturing July 01, 2007			1,225,388
		Ford Motor Company	Ba3	B
2,493,750		Term Loan, 8.360%, maturing December 15, 2013			2,516,585
		Hertz Corporation	Ba1	BB+
4,866,660		Term Loan, 7.082%, maturing December 21, 2012			4,907,725
1,027,778		Term Loan, 7.100%, maturing December 21, 2012			1,036,450
		KAR Holdings, Inc.	Ba3	B
3,000,000		Term Loan, 7.570%, maturing October 20, 2013			3,023,253
		Navistar International Corporation	NR	NR
1,800,000		Term Loan, 8.584%, maturing January 19, 2012			1,827,938
		Oshkosh Truck Corporation	Ba3	BB
17,955,000		Term Loan, 7.350%, maturing December 06, 2013			18,047,576
		SAF-Holland Group GmbH	NR	NR
1,497,542		Term Loan, 7.725%, maturing January 07, 2015			1,516,261
1,370,412		Term Loan, 8.225%, maturing February 07, 2016			1,387,543
		Vanguard Car Rental USA Holdings, Inc.	Ba3	BB
3,877,500		Term Loan, 8.349%, maturing June 14, 2013			3,913,852
					39,402,571
Beverage, Food & Tobacco: 5.6%
		Advance Food Company	B1	B+
722,222		Term Loan, 7.100%, maturing March 08, 2014			724,931
		ARAMARK Corporation	Ba3	B+
2,992,500		Term Loan, 7.475%, maturing January 26, 2014			3,016,305
1,698,762		Term Loan, 7.475%, maturing January 26, 2014			1,712,276
17,161,499		Term Loan, 7.475%, maturing January 26, 2014			17,298,018
		B&G Foods, Inc.	Ba2	B+
706,522		Term Loan, 7.360%, maturing February 23, 2013			710,275
		Birds Eye Foods, Inc.	B1	B+
1,000,000		Term Loan, 7.090%, maturing March 22, 2013			1,002,969
		Bolthouse Farms, Inc.	B1	B
1,970,013		Term Loan, 7.625%, maturing December 16, 2012			1,981,711

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: (continued)
		Bumble Bee Foods, LLC	Ba3	B+
	$1,200,000	Term Loan, 7.106%, maturing May 02, 2012			$1,201,500
		Dean Food Company	Ba3	BB
	844,444	Term Loan, 6.875%, maturing April 02, 2014			847,506
		Gate Gourmet Borrower, LLC	B2	B
	169,681	Term Loan, 8.090%, maturing March 09, 2012			167,135
		Golden State Foods	B1	B+
	3,880,000	Term Loan, 7.105%, maturing February 28, 2011			3,887,275
		Iglo Birds Eye	NR	NR
EUR	380,330	Term Loan, 6.085%, maturing November 30, 2014			519,814
EUR	568,424	Term Loan, 6.085%, maturing November 30, 2014			776,891
EUR	51,247	Term Loan, 6.106%, maturing November 30, 2014			70,041
EUR	380,330	Term Loan, 6.460%, maturing November 30, 2015			519,814
EUR	568,424	Term Loan, 6.460%, maturing November 30, 2015			780,126
EUR	51,247	Term Loan, 6.481%, maturing November 30, 2015			70,333
		Michael Foods	Ba3	B+
	$3,227,084	Term Loan, 7.361%, maturing November 21, 2010			3,253,304
		Nutro Products, Inc.	B1	B-
	2,110,312	Term Loan, 7.349%, maturing April 26, 2013			2,111,631
		Orangina Group	NR	NR
EUR	147,059	Term Loan, 6.307%, maturing December 31, 2013			201,077
EUR	852,941	Term Loan, 6.307%, maturing December 31, 2013			1,165,837
		Pierre Foods	Ba3	B+
	$3,504,906	Term Loan, 7.610%, maturing June 30, 2010			3,523,528
		Pinnacle Foods Holding Corporation	B2	B-
	5,700,000	Term Loan, 8.099%, maturing April 02, 2014			5,749,163
		Reynolds American	Baa2	BBB-
	4,962,500	Term Loan, 7.125%, maturing May 31, 2012			5,006,364
		Sturm Foods, Inc.	B1	B
	3,000,000	Term Loan, 7.938%, maturing January 31, 2014			3,016,251
		United Biscuits	NR	NR
GBP	1,476,692	Term Loan, 8.228%, maturing December 31, 2014			2,972,923
					62,286,998
Buildings & Real Estate: 3.6%
		Armstrong World Industries, Inc.	Ba2	BB
	$1,391,250	Term Loan, 7.070%, maturing October 02, 2013			1,397,120

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Buildings & Real Estate: (continued)
			Capital Automotive, L.P.	Ba1	BB+
	$11,163,155		Term Loan, 7.070%, maturing December 16, 2010			$11,272,252
			Contech Construction Products, Inc.	Ba3	B+
	1,729,097		Term Loan, 7.333%, maturing January 31, 2013			1,740,985
			Custom Building Products, Inc.	B1	B+
	4,901,962		Term Loan, 7.600%, maturing October 29, 2011			4,912,173
			Frans Bonhomme	NR	NR
EUR	500,000	(5)	Term Loan, maturing January 31, 2015			682,712
EUR	500,000	(5)	Term Loan, maturing January 31, 2016			686,076
			Headwaters Incorporated	Ba2	BB-
	$2,287,820		Term Loan, 7.360%, maturing April 30, 2011			2,294,255
			Hearthstone Housing Partners II, LLC	NR	NR
	4,358,824		Revolver, 5.623%, maturing December 01, 2007			4,337,030
			John Maneely Company	B3	B+
	4,590,265		Term Loan, 8.613%, maturing December 08, 2013			4,589,191
			KCPC Acquisition, Inc.	Ba2	B
	189,655	(5)	Term Loan, maturing May 22, 2014			190,841
	810,345	(5)	Term Loan, maturing May 22, 2014			815,409
			Maguire Properties, Inc.	Ba3	BB-
	774,469		Term Loan, 7.320%, maturing April 24, 2012			778,825
			Nortek, Inc.	Ba2	B
	3,499,049		Term Loan, 7.360%, maturing August 27, 2011			3,512,170
			Ply Gem Industries, Inc.	B1	B+
	535,714		Revolver, 4.487%, maturing February 12, 2009			514,285
			Shea Capital I, LLC	Ba3	BB-
	995,000		Term Loan, 7.350%, maturing October 27, 2011			978,831
			Tishman Speyer	Ba2	BB-
	1,500,000		Term Loan, 7.070%, maturing December 08, 2012			1,507,812
						40,209,967
Cargo Transport: 2.6%
			Baker Tanks, Inc.	B1	B
	2,000,000		Term Loan, 7.601%, maturing May 01, 2014			2,013,750
			Dockwise Transport, N.V.	NR	NR
	1,094,819		Term Loan, 7.695%, maturing April 20, 2015			1,113,067
	1,094,819		Term Loan, 8.195%, maturing April 20, 2016			1,114,891
			Dockwise Transport, N.V.	NR	NR
	560,000		Term Loan, 9.820%, maturing October 20, 2016			570,266
			Gainey Corporation	B2	BB-
	794,000		Term Loan, 8.097%, maturing April 20, 2012			797,474

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Cargo Transport: (continued)
			Greatwide Logistics Services, Inc.	B1	B-
	$2,992,500		Term Loan, 8.850%, maturing December 19, 2013			$2,947,613
			Helm Holding Corporation	B2	B+
	976,294		Term Loan, 7.607%, maturing July 08, 2011			979,345
			Horizon Lines, LLC	Ba2	B
	1,932,529		Term Loan, 7.600%, maturing July 07, 2011			1,947,628
			Inmar, Inc.	B1	B
	575,000		Term Loan, 7.820%, maturing April 30, 2013			579,672
			Kenan Advantage Group, Inc.	B3	B+
	987,505		Term Loan, 8.350%, maturing December 16, 2011			994,911
		(2)	Neoplan USA Corporation	NR	NR
	1,667,250	(3)	Revolver, 6.520%, maturing June 30, 2006			1,667,250
	5,306,058	(3)	Term Loan, 11.008%, maturing June 30, 2006			4,457,089
			Railamerica Transportation Corp.	NR	NR
	4,200,000		Term Loan, 7.610%, maturing August 14, 2008			4,213,125
			TNT Logistics	B1	B
	723,070		Term Loan, 6.417%, maturing November 04, 2013			730,753
	1,922,813		Term Loan, 7.820%, maturing November 04, 2013			1,937,234
			US Shipping Partners, L.P.	B1	B+
	432,285		Term Loan, 5.409%, maturing March 31, 2012			437,688
	1,985,000		Term Loan, 8.850%, maturing March 31, 2012			2,009,813
						28,511,569
Cellular: 2.3%
			American Cellular Corporation	B1	B-
	4,650,000		Term Loan, 7.320%, maturing March 15, 2014			4,681,388
			Centennial Communications Corp.	Ba2	B
	10,085,631		Term Loan, 7.351%, maturing February 09, 2011			10,174,929
			Cricket Communications, Inc.	Ba3	B
	5,955,000		Term Loan, 7.600%, maturing June 16, 2013			6,014,550
			NTELOS, Inc.	Ba3	B
	4,355,498		Term Loan, 7.570%, maturing August 24, 2011			4,382,176
						25,253,043
Chemicals, Plastics & Rubber: 10.0%
			AZ Chem US, Inc.	B1	B
EUR	759,590		Term Loan, 6.105%, maturing February 28, 2014			1,034,727
			AZ Chem US, Inc.	Caa1	CCC+
	$333,333		Term Loan, 10.860%, maturing February 28, 2014			338,125
			Borsodchem Nyrt.	NR	NR
EUR	403,030		Term Loan, 3.166%, maturing April 15, 2015			548,095
EUR	403,030		Term Loan, 3.408%, maturing April 15, 2016			550,419

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
		Brenntag Holding GmbH & Co. KG	B1	B
	$1,178,182	Term Loan, 7.887%, maturing January 17, 2014			$1,193,093
	3,621,818	Term Loan, 7.887%, maturing January 17, 2014			3,667,656
		Celanese	Ba3	BB-
	3,200,000	Term Loan, 5.320%, maturing April 02, 2014			3,221,834
	7,000,000	Term Loan, 7.099%, maturing April 02, 2014			7,047,761
		Flint Group	NR	NR
	936,821	Term Loan, 7.824%, maturing December 31, 2012			945,531
	353,279	Term Loan, 7.824%, maturing December 31, 2014			356,564
	1,290,100	Term Loan, 8.324%, maturing December 31, 2013			1,308,141
		Hawkeye Renewables, LLC	B3	NR
	3,721,875	Term Loan, 9.361%, maturing June 30, 2012			3,648,368
		HC Starck	NR	NR
EUR	83,333	Term Loan, 6.300%, maturing March 15, 2015			114,054
EUR	83,333	Term Loan, 6.675%, maturing March 15, 2016			114,574
	$323,225	Term Loan, 7.715%, maturing March 15, 2015			328,208
	323,225	Term Loan, 8.090%, maturing March 15, 2016			329,824
		Hexion Specialty Chemicals, Inc.	Ba3	B
	1,188,000	Term Loan, 7.220%, maturing May 05, 2013			1,198,952
	5,381,488	Term Loan, 7.875%, maturing May 05, 2013			5,431,100
	1,169,012	Term Loan, 7.875%, maturing May 05, 2013			1,179,789
	2,487,500	Term Loan, 7.875%, maturing May 05, 2013			2,510,432
		Huntsman International, LLC	Ba1	BB
	9,998,139	Term Loan, 7.070%, maturing August 16, 2012			10,057,508
		Ineos US Finance, LLC	Ba2	B+
	2,520,000	Term Loan, 7.579%, maturing December 16, 2012			2,532,076
	2,970,000	Term Loan, 7.580%, maturing December 16, 2013			3,000,627
	2,970,000	Term Loan, 8.080%, maturing December 23, 2014			3,000,627
		Innophos, Inc.	Ba1	B+
	961,364	Term Loan, 7.570%, maturing August 13, 2010			966,370
		ISP Chemco, Inc.	Ba3	B+
	3,465,000	Term Loan, 7.125%, maturing February 16, 2013			3,479,231
		JohnsonDiversey, Inc.	Ba2	B+
	506,123	Term Loan, 7.860%, maturing December 16, 2010			512,555
	2,642,214	Term Loan, 7.860%, maturing December 16, 2011			2,675,791

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
			Kraton Polymers, LLC	Ba3	B+
	$1,782,000		Term Loan, 7.370%, maturing May 12, 2013			$1,798,336
			Lucite International US Finco Limited	B1	B+
	543,511		Term Loan, 4.880%, maturing July 07, 2013			547,418
	706,493		Term Loan, 8.070%, maturing July 07, 2013			711,572
			Lyondell Chemical Company	Ba2	BB
	3,473,750		Term Loan, 6.856%, maturing August 16, 2013			3,483,737
			MacDermid, Inc.	B1	B+
EUR	1,000,000		Term Loan, 6.115%, maturing April 09, 2014			1,349,605
	$1,300,000		Term Loan, 7.320%, maturing April 12, 2014			1,305,145
			Millennium Inorganic Chemicals, Inc.	Ba3	B+
	2,900,000	(5)	Term Loan, maturing May 21, 2014			2,924,833
			Millennium Inorganic Chemicals, Inc.	B3	CCC+
	900,000	(5)	Term Loan, maturing November 21, 2014			912,375
			Nalco Company	Ba2	BB-
	12,293,484		Term Loan, 7.102%, maturing November 04, 2010			12,385,685
			Northeast Biofuels, LLC	B1	B+
	1,268,293		Term Loan, 8.600%, maturing June 30, 2013			1,266,707
			Polypore Incorporated	Ba3	B
	6,936,162		Term Loan, 8.320%, maturing November 12, 2011			6,953,503
			PQ Corporation	Ba2	B+
	2,450,000		Term Loan, 7.350%, maturing February 10, 2012			2,458,166
			Rockwood Specialties Group, Inc.	Ba2	B+
	9,825,495		Term Loan, 7.355%, maturing December 13, 2013			9,918,228
			Supresta Holdings, LLC	Ba3	B+
	1,925,113		Term Loan, 8.600%, maturing July 20, 2011			1,927,519
			Vertellus Specialties, Inc.	B3	B+
	2,357,188		Term Loan, 8.600%, maturing March 31, 2013			2,377,813
						111,612,674
Containers, Packaging & Glass: 4.2%
			Altivity Packaging, LLC	Ba3	BB-
	1,194,759		Term Loan, 7.591%, maturing June 30, 2013			1,208,574
			Berry Plastics Corporation	Ba3	B+
	3,500,000		Term Loan, 7.355%, maturing April 03, 2015			3,517,259
			Graham Packaging Company	B1	B
	13,200,000		Term Loan, 7.625%, maturing October 07, 2011			13,327,882
			Graphic Packaging International, Inc.	Ba2	B+
	9,200,000		Term Loan, 7.328%, maturing May 16, 2014			9,290,086
			Owens-Illinois	Ba2	BB-
EUR	2,199,375		Term Loan, 5.363%, maturing April 01, 2008			2,952,105

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Containers, Packaging & Glass: (continued)
		Pro Mach, Inc.	B1	B
	$2,475,000	Term Loan, 7.600%, maturing December 01, 2011			$2,493,563
		Smurfit-Stone Container Corporation	Ba2	B+
	3,519,690	Term Loan, 7.375%, maturing November 01, 2011			3,551,487
	5,554,831	Term Loan, 7.375%, maturing November 01, 2011			5,605,013
		Tegrant Holding Co.	NR	NR
	500,000	Term Loan, 7.600%, maturing March 08, 2013			502,813
		Tegrant Holding Co.	NR	NR
	500,000	Term Loan, 10.850%, maturing March 08, 2015			505,938
		Xerium Technologies, Inc.	B2	B+
	3,277,423	Term Loan, 8.100%, maturing May 18, 2012			3,279,471
					46,234,191
Data and Internet Services: 7.9%
		Activant Solutions, Inc.	B1	B
	930,897	Term Loan, 7.375%, maturing May 02, 2013			930,607
		Acxiom Corporation	Ba2	BB
	1,823,333	Term Loan, 7.083%, maturing September 15, 2012			1,834,160
		Amadeus IT Group S.A.	NR	NR
EUR	768,581	Term Loan, 6.245%, maturing July 31, 2013			1,047,621
EUR	768,581	Term Loan, 6.495%, maturing July 31, 2013			1,050,853
		Audatex	B1	B+
	$3,250,000	Term Loan, 7.320%, maturing April 30, 2014			3,268,281
		Carlson Wagonlit Holdings B.V.	Ba2	B+
	2,750,000	Term Loan, 7.605%, maturing August 03, 2012			2,775,352
		iPayment, Inc.	B1	B
	2,970,000	Term Loan, 7.594%, maturing May 10, 2013			2,958,863
		Open Text Corporation	Ba3	BB-
	1,606,635	Term Loan, 7.850%, maturing October 02, 2013			1,618,684
		Reynolds & Reynolds Company	Ba2	BB-
	10,945,000	Term Loan, 7.350%, maturing October 26, 2012			11,030,995
		Reynolds & Reynolds Company	B3	B-
	2,375,000	Term Loan, 10.850%, maturing October 26, 2013			2,435,118
		Sabre, Inc.	B1	B+
	13,500,000	Term Loan, 7.605%, maturing September 30, 2014			13,529,538
		Sitel, LLC	B2	BB-
	3,893,842	Term Loan, 7.846%, maturing January 30, 2014			3,923,046

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Data and Internet Services: (continued)
	Sungard Data Systems, Inc.	Ba3	B+
$28,463,889	Term Loan, 7.356%, maturing February 11, 2013			$28,730,738
	Transaction Network Services, Inc.	B1	BB-
1,250,000	Term Loan, 7.110%, maturing March 28, 2014			1,256,250
	Transfirst Holdings, Inc.	B2	B+
836,619	Term Loan, 7.850%, maturing August 15, 2012			837,665
	Travelport, Inc.	Ba3	B
289,971	Term Loan, 7.850%, maturing August 23, 2013			292,344
2,735,297	Term Loan, 7.850%, maturing August 23, 2013			2,757,678
	Verifone, Inc.	B1	BB-
2,244,375	Term Loan, 7.110%, maturing October 31, 2013			2,255,597
	Worldspan, L.P.	Ba3	B
3,990,000	Term Loan, 8.598%, maturing February 28, 2011			4,012,444
	Worldspan, L.P.	B3	CCC+
1,300,000	Term Loan, 12.350%, maturing December 07, 2014			1,312,188
				87,858,022
Diversified / Conglomerate Manufacturing: 4.4%
	Aearo Technologies, Inc.	B1	B
1,584,000	Term Loan, 7.850%, maturing March 24, 2013			1,596,541
	Aearo Technologies, Inc.	Caa1	CCC+
1,200,000	Term Loan, 11.850%, maturing September 24, 2013			1,222,500
	Axia Incorporated	B2	B
1,481,250	Term Loan, 8.600%, maturing December 21, 2012			1,444,219
	Baldor Electric Company	Ba3	BB
3,541,029	Term Loan, 7.125%, maturing March 31, 2014			3,564,640
	Brand Services, Inc.	B1	B
1,600,000	Term Loan, 7.625%, maturing February 07, 2014			1,610,002
	Brand Services, Inc.	Caa1	CCC+
1,600,000	Term Loan, 11.375%, maturing February 07, 2014			1,618,000
	Chart Industries, Inc.	Ba2	B+
2,000,001	Term Loan, 7.375%, maturing October 17, 2012			2,005,001
	Cinram International, Inc.	B1	BB-
2,598,455	Term Loan, 7.355%, maturing May 05, 2011			2,591,959
	Dayco Products, LLC	Ba3	BB-
496,250	Term Loan, 7.847%, maturing June 21, 2011			500,593

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
			Dresser, Inc.	B2	B
	$5,000,000		Term Loan, 7.860%, maturing May 04, 2014			$5,047,815
			Ferretti S.P.A	NR	NR
EUR	600,000		Term Loan, 4.084%, maturing March 31, 2015			818,340
EUR	600,000		Term Loan, 4.084%, maturing March 31, 2016			821,973
			Generac Power Systems, Inc.	B1	B
	$4,455,000		Term Loan, 7.850%, maturing November 09, 2013			4,428,747
			Gentek Holding Corporation	Ba3	B+
	416,667		Term Loan, 7.340%, maturing February 28, 2011			418,360
	2,324,423		Term Loan, 7.356%, maturing February 28, 2011			2,333,867
			Goodman Global Holdings, Inc.	Ba2	B+
	1,473,571		Term Loan, 7.125%, maturing December 23, 2011			1,478,483
			Itron, Inc.	Ba3	B+
	800,000		Term Loan, 7.358%, maturing April 18, 2014			808,625
			Mueller Group, Inc.	Ba3	BB
	4,000,000	(5)	Term Loan, maturing May 24, 2014			4,035,000
			Norcross Safety Products, LLC	Ba1	BB-
	968,594		Term Loan, 7.400%, maturing June 30, 2012			972,226
			Rexnord Corporation	Ba2	B+
	968,485		Term Loan, 7.580%, maturing July 19, 2013			977,111
	2,297,131		Term Loan, 7.858%, maturing July 19, 2013			2,317,589
			Sensata Technologies	B1	BB-
	4,168,500		Term Loan, 7.105%, maturing April 27, 2013			4,172,643
			Sensus Metering Systems, Inc.	Ba3	B+
	166,739		Term Loan, 7.361%, maturing December 17, 2010			167,573
	1,539,130		Term Loan, 7.364%, maturing December 17, 2010			1,546,826
			Springs Window Fashions	Ba3	B+
	944,136		Term Loan, 8.125%, maturing December 31, 2012			950,627
			Textron Fastening Systems	B2	B+
	497,500		Term Loan, 8.850%, maturing August 11, 2013			501,231
			Walter Industries, Inc.	Ba2	B+
	978,641		Term Loan, 7.088%, maturing October 03, 2012			981,699
						48,932,190
Diversified / Conglomerate Service: 3.8%
			Affinion Group	B1	B+
	3,279,070		Term Loan, 7.859%, maturing October 17, 2012			3,310,631

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: (continued)
	AlixPartners, LLP	B1	BB-
$2,668,313	Term Loan, 7.610%, maturing October 12, 2013			$2,689,993
	Brickman Group	Ba3	BB-
2,000,000	Term Loan, 7.399%, maturing January 23, 2014			2,007,500
	Brock Holdings, Inc.	B1	B
1,500,000	Term Loan, 7.320%, maturing February 26, 2014			1,507,500
	CCC Information Services Group, Inc.	B1	B
901,111	Term Loan, 7.850%, maturing February 10, 2013			906,462
	Coach America Holdings, Inc.	B1	B
211,864	Term Loan, 5.258%, maturing April 20, 2014			214,115
826,271	Term Loan, 6.525%, maturing April 20, 2014			835,050
	Fleetcor Technologies Operating Company, LLC	Ba3	B+
583,333	Term Loan, 7.570%, maturing April 30, 2013			588,437
	Intergraph Corporation	B1	B
2,089,286	Term Loan, 7.607%, maturing May 29, 2014			2,107,567
	Mitchell International, Inc.	Ba3	B+
450,000	Term Loan, 7.360%, maturing March 28, 2014			452,953
	Mitchell International, Inc.	Caa1	CCC+
250,000	Term Loan, 10.625%, maturing March 28, 2015			253,542
	FR X Ohmstede Acquisitions Co.	B1	B-
2,000,000	Term Loan, 7.875%, maturing August 09, 2013			2,017,500
	Valley National Gases, Inc.	Ba3	B
1,975,758	Term Loan, 7.602%, maturing February 28, 2014			1,991,811
	Valley National Gases, Inc.	B3	CCC+
250,000	Term Loan, 11.320%, maturing August 28, 2014			252,500
	Valleycrest Companies, LLC	B1	B+
1,996,875	Term Loan, 7.350%, maturing October 04, 2013			2,008,732
	Vertafore, Inc.	B1	B+
3,100,000	Term Loan, 7.860%, maturing January 31, 2012			3,123,250
	West Corp.	B1	B+
18,064,688	Term Loan, 7.750%, maturing October 24, 2013			18,225,825
				42,493,368
Diversified Nat'l Rsrcs, Precious Metals & Minerals: 3.2%
	Georgia Pacific Corporation	Ba2	BB-
34,957,511	Term Loan, 7.093%, maturing December 20, 2012			35,190,118
				35,190,118

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Ecological: 1.3%
		Allied Waste North America, Inc.	Ba3	BB
	$2,291,271	Term Loan, 7.070%, maturing January 15, 2012			$2,306,865
	4,238,269	Term Loan, 7.094%, maturing March 28, 2014			4,264,191
		IESI Corporation	Ba3	BB
	1,800,000	Term Loan, 7.109%, maturing January 21, 2012			1,805,063
		Synagro Technologies, Inc.	Ba3	B+
	900,000	Term Loan, 7.360%, maturing April 02, 2014			904,782
		Synagro Technologies, Inc.	Caa1	CCC+
	485,000	Term Loan, 10.110%, maturing October 02, 2014			491,366
		Wastequip, Inc.	Ba3	B+
	2,796,117	Term Loan, 7.107%, maturing February 05, 2013			2,817,088
	1,564,834	Term Loan, 7.600%, maturing February 05, 2013			1,576,570
					14,165,925
Electronics: 2.3%
		Advanced Micro Devices	Ba2	B+
	9,726,035	Term Loan, 7.340%, maturing December 31, 2013			9,767,478
		Audio Visual Services Corporation	Ba3	B
	1,000,000	Term Loan, 7.600%, maturing February 28, 2014			1,006,250
		Decision One	NR	NR
	1,624,803	Term Loan, 12.000%, maturing April 15, 2010			1,462,323
		Euronet Worldwide, Inc.	Ba2	BB
	1,000,000	Term Loan, 7.340%, maturing April 14, 2014			1,007,500
		Infor Global Solutions	B1	B-
EUR	748,125	Term Loan, 6.914%, maturing July 28, 2012			1,014,454
	$106,874	Term Loan, 9.100%, maturing July 28, 2012			107,676
	204,842	Term Loan, 9.116%, maturing July 28, 2012			206,456
		Infor Global Solutions	Caa2	CCC
EUR	500,000	Term Loan, 10.167%, maturing July 28, 2012			687,836
	$408,333	Term Loan, 11.600%, maturing July 28, 2012			416,755
		NXP B.V.	Ba2	BB+
EUR	1,500,000	Floating Rate Note, 6.718%, maturing October 15, 2013			2,059,674
	$1,750,000	Floating Rate Note, 8.105%, maturing October 15, 2013			1,802,500
		ON Semiconductor	Ba1	BB
	2,000,000	Term Loan, 7.100%, maturing September 06, 2013			2,002,500
		PGS, Inc.	Ba3	BB-
	1,100,000	Term Loan, 7.620%, maturing February 14, 2014			1,111,687

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Electronics: (continued)
		Sanmina - SCI Corporation	Ba2	BB-
	$1,750,000	Term Loan, 8.375%, maturing January 31, 2008			$1,759,114
		SI International, Inc.	Ba3	B+
	940,965	Term Loan, 7.362%, maturing February 09, 2011			943,906
					25,356,109
Farming & Agriculture: 0.0%
		Mosaic Company	Ba1	BB
	456,132	Term Loan, 7.125%, maturing February 21, 2012			459,315
					459,315
Finance: 1.7%
		LPL Holdings, Inc.	B1	B
	4,950,094	Term Loan, 7.850%, maturing June 28, 2013			4,962,470
		Nasdaq Stock Market, Inc.	Ba3	BB+
	4,006,573	Term Loan, 7.070%, maturing April 18, 2012			4,021,241
	2,322,517	Term Loan, 7.070%, maturing April 18, 2012			2,331,020
		Rent-A-Center, Inc.	Ba2	BB
	2,557,532	Term Loan, 7.107%, maturing June 30, 2012			2,566,325
		Riskmetrics	Ba3	B+
	1,400,000	Term Loan, 7.600%, maturing January 11, 2014			1,414,000
		TD Ameritrade Holding Corporation	Ba1	BB
	4,136,940	Term Loan, 6.820%, maturing December 31, 2012			4,156,980
					19,452,036
Foreign Cable, Foreign TV, Radio and Equipment: 4.9%
		Casema Bidco (Serpering Investments B.V.)	NR	NR
EUR	583,333	Term Loan, 6.359%, maturing November 14, 2014			796,169
EUR	548,444	Term Loan, 6.359%, maturing November 14, 2014			748,550
EUR	284,889	Term Loan, 6.359%, maturing November 14, 2014			388,840
EUR	583,333	Term Loan, 6.859%, maturing November 14, 2015			799,854
EUR	833,333	Term Loan, 6.859%, maturing November 14, 2015			1,142,820
		Com Hem	NR	NR
SEK	8,666,667	Term Loan, 5.879%, maturing April 30, 2015			1,264,150
SEK	8,000,000	Term Loan, 6.004%, maturing April 30, 2015			1,171,965
		Numericable (YPSO France SAS)	NR	NR
EUR	765,871	Term Loan, 6.363%, maturing July 30, 2014			1,036,360
EUR	1,249,580	Term Loan, 6.363%, maturing July 30, 2014			1,690,905
EUR	1,984,549	Term Loan, 6.363%, maturing July 30, 2014			2,685,449
EUR	694,875	Term Loan, 6.613%, maturing July 30, 2014			946,221

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: (continued)
EUR	1,305,125		Term Loan, 6.613%, maturing July 30, 2014			$1,777,206
			TDF SA	NR	NR
EUR	1,000,000		Term Loan, 6.073%, maturing January 31, 2015			1,363,600
EUR	1,000,000		Term Loan, 6.323%, maturing January 31, 2016			1,369,456
			UPC Financing Partnership	Ba3	B
EUR	4,143,333		Term Loan, 5.942%, maturing December 31, 2014			5,609,668
EUR	3,722,638		Term Loan, 5.942%, maturing December 31, 2014			5,035,435
EUR	4,535,928		Term Loan, 5.982%, maturing December 31, 2014			6,138,237
			Virgin Media Investment Holdings Limited	Ba2	BB-
GBP	4,715,588		Term Loan, 7.818%, maturing September 03, 2012			9,374,110
GBP	4,034,412		Term Loan, 7.818%, maturing September 03, 2012			8,020,001
GBP	505,618		Term Loan, 7.834%, maturing September 03, 2012			1,005,117
GBP	994,382		Term Loan, 7.834%, maturing September 03, 2012			1,976,730
						54,340,843
Gaming: 4.6%
			Cannery Casino Resorts, LLC	B2	BB-
	$1,653,543		Term Loan, 7.610%, maturing May 18, 2012			1,654,577
			CCM Merger, Inc.	Ba3	B
	3,410,070		Term Loan, 7.350%, maturing July 13, 2012			3,436,177
			Fontainebleau Las Vegas, LLC	B1	B
	1,933,333	(5)	Term Loan, maturing May 31, 2014			1,950,250
			Green Valley Ranch Gaming, LLC	B1	B+
	1,445,455		Term Loan, 7.358%, maturing February 16, 2014			1,456,232
			Green Valley Ranch Gaming, LLC	Caa1	CCC+
	750,000		Term Loan, 8.610%, maturing August 16, 2014			756,844
			Greenwood Racing, Inc.	B2	B+
	1,496,250		Term Loan, 7.570%, maturing November 28, 2011			1,505,602
			Herbst Gaming, Inc.	Ba3	B+
	214,643		Term Loan, 7.225%, maturing December 02, 2011			215,672
	428,214		Term Loan, 7.245%, maturing December 02, 2011			430,578
			Isle Of Capri Casinos, Inc.	Ba1	BB-
	1,466,250		Term Loan, 7.080%, maturing February 04, 2011			1,474,193

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Gaming: (continued)
$982,500	Term Loan, 7.080%, maturing February 04, 2011			$987,822
	Las Vegas Sands, LLC	Ba3	BB-
3,600,000	Term Loan, 7.070%, maturing May 23, 2014			3,614,468
	Penn National Gaming, Inc.	Ba2	BB
13,297,500	Term Loan, 7.110%, maturing October 03, 2012			13,405,542
	Ruffin Gaming, LLC	NR	NR
1,478,769	Term Loan, 7.625%, maturing June 28, 2008			1,488,012
	Seminole Tribe Of Florida	Ba1	BBB-
233,198	Term Loan, 3.438%, maturing March 05, 2014			233,854
1,574,089	Term Loan, 6.875%, maturing March 05, 2014			1,578,517
1,559,514	Term Loan, 6.875%, maturing March 05, 2014			1,563,901
	Trump Entertainment Resorts Holdings, L.P.	Ba3	BB-
1,719,375	Term Loan, 7.846%, maturing May 20, 2012			1,731,734
1,719,375	Term Loan, 7.870%, maturing May 20, 2012			1,731,734
	VML US Finance, LLC	B1	BB-
2,000,000	Term Loan, 7.600%, maturing May 26, 2013			2,020,682
1,200,000	Term Loan, 7.600%, maturing May 26, 2013			1,212,409
1,600,000	Term Loan, 7.671%, maturing May 26, 2012			1,609,374
	Wimar LandCo, LLC	B2	B+
1,524,269	Term Loan, 7.850%, maturing July 03, 2008			1,535,837
	Wimar OpCo, LLC	Ba3	B+
5,063,317	Term Loan, 7.850%, maturing January 03, 2012			5,115,216
	Yonkers Racing Corporation	B3	B
995,000	Term Loan, 8.875%, maturing August 12, 2011			1,007,438
				51,716,665
Grocery: 0.3%
	Roundys Supermarkets, Inc.	Ba3	B+
2,942,625	Term Loan, 8.090%, maturing November 03, 2011			2,969,109
				2,969,109
Healthcare, Education and Childcare: 13.2%
	Accellent, Inc.	B1	B+
1,975,000	Term Loan, 7.860%, maturing November 22, 2012			1,975,824
	Advanced Medical Optics, Inc.	Ba1	BB
1,000,000	Term Loan, 7.093%, maturing April 02, 2014			1,000,000
	AGA Medical Corporation	B1	B+
1,632,209	Term Loan, 7.340%, maturing April 28, 2013			1,633,229
	Ameripath, Inc.	B1	BB-
495,000	Term Loan, 7.320%, maturing October 31, 2012			495,588

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		AMN Healthcare, Inc.	Ba2	BB-
	$721,360	Term Loan, 7.100%, maturing November 02, 2011			$723,614
		Capella Healthcare, Inc.	B1	B
	3,637,500	Term Loan, 8.350%, maturing November 30, 2012			3,673,875
		CHG Medical Staffing, Inc.	Ba3	B+
	1,596,000	Term Loan, 7.835%, maturing December 20, 2012			1,617,945
	400,000	Term Loan, 7.850%, maturing June 20, 2012			405,500
		CHS/Community Health Systems, Inc.	Ba3	BB-
	14,516,856	Term Loan, 7.110%, maturing August 19, 2011			14,567,897
		Compsych Investments Corp.	NR	NR
	1,375,957	Term Loan, 8.096%, maturing April 20, 2012			1,386,277
		Concentra Operating Corporation	Ba2	B+
	1,949,149	Term Loan, 7.332%, maturing September 30, 2011			1,957,373
		CRC Health Corporation	Ba3	B
	1,464,353	Term Loan, 7.850%, maturing February 06, 2013			1,473,505
	1,485,038	Term Loan, 7.850%, maturing February 06, 2013			1,494,319
		Davita, Inc.	Ba1	BB
	9,999,946	Term Loan, 6.842%, maturing October 05, 2012			10,044,865
		Education Management Corporation	B2	B
	5,955,000	Term Loan, 7.125%, maturing June 01, 2013			5,981,524
		Emdeon Business Services, LLC	B1	B+
	2,477,194	Term Loan, 7.600%, maturing November 16, 2013			2,494,224
		EMSC, L.P.	Ba2	B+
	3,218,852	Term Loan, 7.356%, maturing February 10, 2012			3,231,930
		Encore Medical IHC, Inc.	Ba3	B
	1,741,261	Term Loan, 7.878%, maturing November 03, 2013			1,747,247
		Gambro	NR	NR
SEK	2,479,288	Term Loan, 6.110%, maturing June 05, 2014			362,533
SEK	2,520,712	Term Loan, 6.110%, maturing June 05, 2014			368,590
SEK	2,479,288	Term Loan, 6.610%, maturing June 05, 2015			364,145
SEK	2,520,712	Term Loan, 6.610%, maturing June 05, 2015			370,230
	$750,000	Term Loan, 7.870%, maturing June 05, 2014			758,906
	750,000	Term Loan, 8.370%, maturing June 05, 2015			762,281
		Gentiva Health Services, Inc.	Ba3	B+
	2,659,459	Term Loan, 7.586%, maturing March 31, 2013			2,668,603

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Golden Gate National Senior Care Holdings, LLC	Ba3	B+
	$1,098,857	Term Loan, 8.070%, maturing March 14, 2011			$1,106,870
		Harrington Holdings, Inc.	B1	B
	2,466,667	Term Loan, 7.840%, maturing December 31, 2013			2,482,083
		HCA, Inc.	Ba3	BB
	16,957,500	Term Loan, 7.600%, maturing November 17, 2013			17,162,177
		Health Management Associates, Inc.	Ba2	B+
	7,000,000	Term Loan, 7.100%, maturing February 28, 2014			7,038,402
		Healthsouth Corporation	B2	B+
	2,395,394	Term Loan, 7.849%, maturing March 10, 2013			2,416,219
		Iasis Healthcare, LLC	Ba2	B
	273,450	Term Loan, 7.320%, maturing March 15, 2014			274,817
	3,001,113	Term Loan, 7.356%, maturing March 15, 2014			3,016,118
		Lifepoint Hospitals, Inc.	Ba2	BB-
	3,369,781	Term Loan, 6.985%, maturing April 15, 2012			3,363,989
		Multiplan, Inc.	B1	B+
	1,413,271	Term Loan, 7.820%, maturing April 12, 2013			1,425,416
		National Mentor, Inc.	B1	B
	76,667	Term Loan, 7.320%, maturing June 29, 2013			76,978
	1,247,242	Term Loan, 7.353%, maturing June 29, 2013			1,252,309
		Nycomed	NR	NR
EUR	543,619	Term Loan, 6.414%, maturing December 10, 2014			733,594
EUR	1,418,795	Term Loan, 6.414%, maturing December 10, 2014			1,914,611
EUR	87,538	Term Loan, 6.414%, maturing December 10, 2014			118,129
EUR	55,762	Term Loan, 6.414%, maturing December 10, 2014			75,249
EUR	394,286	Term Loan, 6.414%, maturing December 10, 2014			532,074
EUR	55,762	Term Loan, 6.914%, maturing December 10, 2014			75,249
EUR	87,538	Term Loan, 6.914%, maturing December 10, 2014			118,129
EUR	1,418,795	Term Loan, 6.914%, maturing December 10, 2014			1,914,611
EUR	543,619	Term Loan, 6.914%, maturing December 10, 2014			733,594
EUR	394,286	Term Loan, 6.914%, maturing December 10, 2014			532,074
		Orthofix International/Colgate Medical	Ba3	BB-
	$1,880,909	Term Loan, 7.100%, maturing September 22, 2013			1,890,314

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Pharmaceutical Technologies & Services	Ba3	B+
$3,100,000		Term Loan, 7.600%, maturing April 10, 2014			$3,112,109
		Quintiles Transnational Corp.	B1	BB-
2,623,500		Term Loan, 7.350%, maturing March 31, 2013			2,630,059
		Renal Advantage Inc.	NR	B+
3,598,356		Term Loan, 7.850%, maturing October 06, 2012			3,634,339
		Royalty Pharma	Baa2	BB+
1,000,000	(5)	Term Loan, maturing April 16, 2013			1,007,813
		Rural/Metro Operating Company, LLC	Ba2	B
519,127		Term Loan, 5.170%, maturing March 04, 2011			523,020
1,094,117		Term Loan, 7.747%, maturing March 04, 2011			1,102,322
		Select Medical Corporation	Ba2	B+
2,450,000		Term Loan, 7.361%, maturing February 24, 2012			2,444,781
		Sheridan Healthcare, Inc.	B1	B+
1,492,500		Term Loan, 8.326%, maturing November 09, 2011			1,518,619
		Sterigenics International, Inc.	B2	B+
1,990,000		Term Loan, 7.610%, maturing November 21, 2013			1,999,950
		Stiefel Laboratories, Inc.	Ba3	B+
1,188,834		Term Loan, 7.605%, maturing December 28, 2013			1,197,751
1,554,291		Term Loan, 7.605%, maturing December 28, 2013			1,565,948
		Sun Healthcare Group Inc.	Ba2	B
217,241		Term Loan, 5.455%, maturing April 19, 2013			218,147
851,740		Term Loan, 7.355%, maturing April 19, 2014			855,289
		Team Health, Inc.	B1	B+
2,057,989		Term Loan, 7.360%, maturing November 23, 2012			2,064,848
		United Surgical Partners International, Inc.	Ba3	B
95,161		Term Loan, 2.173%, maturing April 19, 2014			95,072
1,677,419		Term Loan, 9.250%, maturing April 19, 2014			1,684,409
		Vanguard Health Holdings Company II, LLC	Ba3	B
7,882,357		Term Loan, 7.600%, maturing September 23, 2011			7,944,770
		VWR International, Inc.	Ba2	B+
3,112,396		Term Loan, 7.610%, maturing April 07, 2011			3,127,958
					146,540,234
Home & Office Furnishings: 1.8%
		Buhrmann US, Inc.	Ba2	BB
3,875,413		Term Loan, 7.099%, maturing December 23, 2010			3,896,003

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Home & Office Furnishings: (continued)
			Global Garden Products Italy S.P.A.	NR	NR
EUR	1,250,000	(5)	Term Loan, maturing May 14, 2015			$1,702,773
EUR	1,250,000	(5)	Term Loan, maturing May 14, 2016			1,711,181
			Hilding Anders	NR	NR
SEK	18,071,429		Term Loan, 5.890%, maturing December 15, 2014			2,646,981
EUR	328,571		Term Loan, 6.098%, maturing December 15, 2014			449,816
			National Bedding Company	B1	BB-
	$2,210,709		Term Loan, 7.355%, maturing February 28, 2013			2,219,000
			Simmons Company	Ba2	B+
	7,166,516		Term Loan, 7.413%, maturing December 19, 2011			7,208,318
						19,834,072
Insurance: 1.4%
			Applied Systems, Inc.	B1	B-
	1,990,000		Term Loan, 7.853%, maturing September 26, 2013			2,001,194
			Concord RE	Ba2	BB+
	875,000		Term Loan, 9.605%, maturing February 29, 2012			884,844
			Conseco, Inc.	Ba3	BB-
	5,472,500		Term Loan, 7.320%, maturing October 10, 2013			5,501,575
			Crawford & Company	B1	BB-
	3,078,988		Term Loan, 7.850%, maturing October 30, 2013			3,096,307
			Swett & Crawford	B2	B
	2,600,000		Term Loan, 7.607%, maturing April 03, 2014			2,608,125
			USI Holdings Corp.	B2	B-
	1,800,000		Term Loan, 8.110%, maturing April 15, 2014			1,817,626
						15,909,671
Leisure, Amusement, Entertainment: 7.7%
			24 Hour Fitness Worldwide, Inc.	Ba3	B
	3,217,500		Term Loan, 7.850%, maturing June 08, 2012			3,239,620
			AMF Bowling Worldwide, Inc.	NR	NR
	873,543		Term Loan, 8.320%, maturing August 27, 2009			879,549
			Cedar Fair, L.P.	Ba3	BB-
	7,937,513		Term Loan, 7.320%, maturing August 30, 2012			8,028,802
			Cinemark USA, Inc.	Ba3	B
	3,731,250		Term Loan, 7.126%, maturing October 05, 2013			3,752,242
			HIT Entertainment, Inc.	Ba3	B
	2,615,417		Term Loan, 7.340%, maturing March 20, 2012			2,632,035

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Leisure, Amusement, Entertainment: (continued)
		Kerasotes Showplace Theater, LLC	B1	B-
	$225,000	Revolver, 2.036%, maturing October 31, 2010			$223,875
	748,125	Term Loan, 7.625%, maturing October 31, 2011			752,645
		London Arena & Waterfront Finance, LLC	Ba3	B
	792,000	Term Loan, 7.840%, maturing March 08, 2012			798,930
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	7,892,857	Term Loan, 8.600%, maturing April 08, 2012			7,926,465
	33,165,000	Term Loan, 8.600%, maturing April 08, 2012			33,306,217
		NEP II, Inc.	B1	B
	4,497,500	Term Loan, 7.850%, maturing February 16, 2014			4,529,122
		Universal City Development Partners	Ba1	BB-
	4,627,273	Term Loan, 7.360%, maturing June 09, 2011			4,664,869
		Warner Music Group	Ba2	BB-
	15,067,777	Term Loan, 7.359%, maturing February 28, 2011			15,146,883
					85,881,254
Lodging: 1.5%
		Hotel Del Coronado	NR	NR
	16,400,000	Term Loan, 7.070%, maturing January 09, 2008			16,400,000
					16,400,000
Machinery: 1.6%
		Alliance Laundry Systems, LLC	Ba3	B
	2,893,085	Term Loan, 7.609%, maturing January 27, 2012			2,918,400
		Enersys Capital, Inc.	Ba2	BB
	4,159,282	Term Loan, 7.111%, maturing March 17, 2011			4,185,278
		Kion Group	NR	NR
EUR	1,250,000	Term Loan, 6.308%, maturing February 28, 2015			1,709,031
EUR	1,250,000	Term Loan, 6.558%, maturing February 28, 2016			1,716,772
		Maxim Crane Works, L.P.	B1	BB-
	$2,445,610	Term Loan, 7.326%, maturing January 25, 2010			2,450,196
		United Rentals, Inc.	Ba1	BB-
	4,540,484	Term Loan, 7.320%, maturing February 14, 2011			4,569,675
					17,549,352
Mining, Steel, Iron & Nonprecious Metals: 3.0%
		Alpha Natural Resources	B1	BB-
	658,333	Term Loan, 7.100%, maturing October 26, 2012			660,699

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Mining, Steel, Iron & Nonprecious Metals: (continued)
	Edgen Murray Corporation	B3	B
$2,666,667	Term Loan, 8.110%, maturing April 30, 2014			$2,683,333
	Excel Mining Systems, Inc.	B1	B-
1,911,538	Term Loan, 8.350%, maturing October 20, 2013			1,924,680
	Freeport-McMoRan Copper & Gold, Inc.	Baa3	BB+
17,668,267	Term Loan, 7.070%, maturing March 19, 2014			17,749,505
	Noranda Aluminum Acquisition Corp.	Ba2	BB-
875,000	Term Loan, 7.320%, maturing May 15, 2014			881,016
	Novelis	Ba2	BB-
3,035,671	Term Loan, 7.590%, maturing January 07, 2012			3,044,921
593,965	Term Loan, 7.610%, maturing January 07, 2012			595,774
	Oglebay Norton Company	B1	B+
1,530,450	Term Loan, 7.600%, maturing July 31, 2011			1,545,754
	Oxbow Carbon and Minerals Holdings, LLC	B1	B+
2,758,389	Term Loan, 7.340%, maturing May 08, 2014			2,773,905
	Tube City IMS Corporation	Ba3	BB-
162,162	Term Loan, 7.500%, maturing January 25, 2013			163,378
1,337,838	Term Loan, 7.570%, maturing January 25, 2013			1,347,872
				33,370,837
North American Cable: 14.3%
	Atlantic Broadband	B1	B
1,985,004	Term Loan, 7.600%, maturing August 10, 2012			2,010,747
	Bragg Communications, Inc.	B1	NR
2,431,250	Term Loan, 7.110%, maturing August 31, 2011			2,438,848
	Bresnan Communications, LLC	B2	B+
2,750,000	Term Loan, 7.357%, maturing September 29, 2013			2,763,964
500,000	Term Loan, 7.380%, maturing April 30, 2014			502,539
	Cequel Communications, LLC	B1	B+
20,499,462	Term Loan, 7.349%, maturing November 05, 2013			20,535,336
	Cequel Communications, LLC	Caa1	B-
525,000	Term Loan, 9.856%, maturing May 05, 2014			543,621
	Charter Communications Operating, LLC	B1	B+
47,250,000	Term Loan, 7.320%, maturing April 28, 2013			47,318,890
	CSC Holdings, Inc.	Ba2	BB
23,166,000	Term Loan, 7.070%, maturing March 29, 2013			23,235,012
	Insight Midwest Holdings, LLC	Ba3	BB-
11,300,000	Term Loan, 7.350%, maturing April 06, 2014			11,386,513

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
North American Cable: (continued)
		Knology, Inc.	B2	B
	$2,000,000	Term Loan, 7.590%, maturing June 30, 2012			$2,011,250
		Mediacom Broadband LLC	Ba3	BB-
	10,862,775	Term Loan, 7.104%, maturing January 31, 2015			10,880,601
		Nextmedia Operating, Inc.	B1	B
	1,700,960	Term Loan, 7.320%, maturing November 15, 2012			1,702,448
	755,982	Term Loan, 7.320%, maturing November 15, 2012			756,644
		Quebecor Media, Inc.	B1	B
	2,962,500	Term Loan, 7.356%, maturing January 17, 2013			2,989,657
		San Juan Cable, LLC	B1	B+
	1,729,991	Term Loan, 7.348%, maturing October 31, 2012			1,735,127
		Univision Communications, Inc.	Ba3	B
	20,694,112	Term Loan, 7.605%, maturing September 29, 2014			20,691,132
		Univision Communications, Inc.	B3	CCC+
	2,250,000	Term Loan, 7.820%, maturing March 29, 2009			2,253,656
		US Cable of Coastal-Texas, L.P.	B2	B-
	1,750,000	Term Loan, 8.093%, maturing April 16, 2014			1,765,312
		Wideopenwest Finance, LLC	B1	B
	3,000,000	Term Loan, 7.604%, maturing May 01, 2013			3,012,501
					158,533,798
Oil & Gas: 8.2%
		Aibel, Ltd.	NR	NR
EUR	333,333	Term Loan, 6.358%, maturing April 30, 2015			452,952
EUR	333,333	Term Loan, 6.858%, maturing April 30, 2016			455,194
		Alon USA	B1	BB-
	$220,556	Term Loan, 7.605%, maturing June 22, 2013			222,141
	1,764,444	Term Loan, 7.605%, maturing June 22, 2013			1,777,127
		Coffeyville Resources, LLC	B2	B+
	1,067,105	Term Loan, 8.349%, maturing December 29, 2010			1,081,332
	2,014,654	Term Loan, 8.350%, maturing December 28, 2013			2,041,515
		CR Gas Storage	Ba3	BB-
	531,473	Term Loan, 7.070%, maturing May 13, 2011			533,134
	2,897,153	Term Loan, 7.090%, maturing May 12, 2013			2,908,924
	510,385	Term Loan, 7.090%, maturing May 12, 2013			512,459
	344,813	Term Loan, 7.110%, maturing May 12, 2013			345,891
		El Paso Corporation	Ba1	BB
	6,250,000	Term Loan, 7.220%, maturing August 01, 2011			6,288,087

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Oil & Gas: (continued)
		Energy Transfer Company, L.P.	Ba2	NR
$10,000,000		Term Loan, 7.106%, maturing February 08, 2012			$10,073,210
		Helix Energy Solutions Group, Inc.	B1	BB
5,160,766		Term Loan, 7.330%, maturing July 01, 2013			5,186,570
		IFM Holdco	Ba3	BBB-
500,000		Term Loan, 7.360%, maturing February 27, 2012			505,625
		J. Ray Mcdermott, S.A.	Ba3	BB
3,000,000		Term Loan, 7.750%, maturing June 06, 2012			3,030,000
		Key Energy	NR	NR
4,443,750		Term Loan, 7.854%, maturing June 30, 2012			4,472,914
		Kinder Morgan, Inc.	Ba2	BB-
3,800,000	(5)	Term Loan, maturing May 08, 2014			3,823,157
		McJunkin Corporation	B2	B+
3,740,625		Term Loan, 7.600%, maturing January 31, 2013			3,769,263
		MEG Energy	Ba3	BB
2,772,000		Term Loan, 7.350%, maturing April 03, 2013			2,797,123
		Opti Canada Inc.	Ba3	BB+
3,000,000		Term Loan, 7.354%, maturing May 17, 2013			3,023,250
		Pine Prairie Energy Center	B1	B+
500,000		Term Loan, 7.860%, maturing December 31, 2013			503,750
		Semcrude, L.P.	Ba2	NR
5,171,385		Term Loan, 7.570%, maturing March 16, 2011			5,200,474
3,575,928		Term Loan, 7.594%, maturing March 16, 2011			3,596,043
		SG Resources Mississippi, LLC	B1	BB-
2,500,000		Term Loan, 7.195%, maturing March 31, 2014			2,512,500
		Targa Resources, Inc.	B1	B+
1,000,000		Term Loan, 7.239%, maturing October 31, 2012			1,008,203
7,657,581		Term Loan, 7.356%, maturing October 31, 2012			7,720,396
		Venoco, Inc.	Caa1	B-
3,000,000		Term Loan, 9.320%, maturing May 01, 2011			3,030,000
		Volnay Acquisition Co. I	Ba2	BB-
2,394,000		Term Loan, 7.350%, maturing January 12, 2014			2,418,438
		Vulcan Energy Corporation	Ba2	BB
4,340,471		Term Loan, 6.860%, maturing August 12, 2011			4,349,968
		W&T Offshore, Inc.	B1	B+
2,900,000		Term Loan, 7.600%, maturing May 26, 2010			2,924,166
		Western Refining, Inc.	B1	BB-
4,821,429	(5)	Term Loan, maturing February 28, 2014			4,845,536
					91,409,342

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Other Broadcasting and Entertainment: 1.4%
			Deluxe Entertainment Services Group, Inc.	B1	B
	$118,110		Term Loan, 5.260%, maturing May 14, 2013			$118,775
	236,220		Term Loan, 7.610%, maturing May 14, 2013			237,549
	2,645,669		Term Loan, 7.610%, maturing May 14, 2013			2,660,551
			DirecTV Holdings, LLC	Baa3	BB+
	5,919,497		Term Loan, 6.820%, maturing April 13, 2013			5,947,076
			VNU, Inc.	Ba3	B+
	6,955,000		Term Loan, 7.607%, maturing August 09, 2013			7,021,838
						15,985,789
Other Telecommunications: 4.2%
			Asurion Corporation	B1	B
	5,164,499		Term Loan, 8.320%, maturing July 13, 2012			5,203,233
			Asurion Corporation	B3	CCC+
	500,000		Term Loan, 11.570%, maturing January 13, 2013			507,500
			BCM Ireland Holdings, Ltd.	Ba3	B+
EUR	2,083,333		Term Loan, 6.403%, maturing September 30, 2014			2,810,363
EUR	2,083,333		Term Loan, 6.778%, maturing September 30, 2015			2,835,928
			Cavalier Telephone	B2	B-
	$3,491,250		Term Loan, 10.070%, maturing December 31, 2012			3,541,437
			Consolidated Communications	Ba3	BB-
	2,452,170		Term Loan, 7.093%, maturing October 14, 2011			2,463,666
			Fairpoint Communications, Inc.	B1	BB-
	2,000,000		Term Loan, 7.125%, maturing February 08, 2012			2,007,500
			Gabriel Communications	B2	B-
	500,000	(5)	Term Loan, maturing May 12, 2012			505,625
			Iowa Telecommunications Services, Inc.	Ba3	BB-
	3,500,000		Term Loan, 7.098%, maturing November 23, 2011			3,522,970
			Kentucky Data Link, Inc.	B1	B
	2,909,375		Term Loan, 7.570%, maturing February 26, 2014			2,923,922
			One Communications	B1	B
	3,000,000		Term Loan, 8.875%, maturing March 31, 2013			3,048,750
			PAETEC Holdings	B2	B
	1,000,000		Term Loan, 8.820%, maturing February 28, 2013			1,013,542
			Qwest Communications Int'l, Inc.	Ba1	BB+
	10,000,000		Floating Rate Note, 8.860%, maturing February 15, 2009			10,125,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Other Telecommunications: (continued)
		Time Warner Telecom Holdings, Inc.	Ba2	B
$3,211,950		Term Loan, 7.320%, maturing January 07, 2013			$3,236,040
		U.S. Telepacific Corp.	B1	B-
995,001		Term Loan, 9.349%, maturing August 04, 2011			1,009,926
		Windstream Corporation	Baa3	BBB-
2,053,571		Term Loan, 6.850%, maturing July 17, 2013			2,068,790
					46,824,192
Personal & Nondurable Consumer Products: 5.2%
		Advantage Sales And Marketing	B2	B-
3,049,754		Term Loan, 7.357%, maturing March 29, 2013			3,058,013
		Bushnell Performance Optics	B1	B+
1,724,390		Term Loan, 8.320%, maturing August 19, 2011			1,733,731
		Chattem, Inc.	NR	BB-
573,333		Term Loan, 7.110%, maturing January 02, 2013			576,917
		Fender Musical Instruments Corp.	B2	B
1,410,186		Term Loan, 8.070%, maturing March 30, 2012			1,431,339
		Fender Musical Instruments Corp.	Caa1	B-
2,500,000		Term Loan, 11.320%, maturing September 30, 2012			2,562,500
		Gibson Guitar Corp.	Ba3	B
498,750		Term Loan, 7.840%, maturing December 29, 2013			504,984
		Huish Detergents, Inc.	B1	B
2,700,000		Term Loan, 7.320%, maturing April 26, 2014			2,707,595
		Information Resources, Inc.	Ba2	B+
500,000		Term Loan, 7.106%, maturing May 09, 2014			502,812
		Jarden Corporation	Ba2	B+
1,193,392		Term Loan, 7.100%, maturing January 24, 2012			1,198,115
8,259,647		Term Loan, 7.100%, maturing January 24, 2012			8,290,620
		KIK Custom Products, Inc.	B1	B-
500,000	(5)	Term Loan, maturing May 23, 2014			503,125
		Mega Bloks, Inc.	Ba2	B+
982,500		Term Loan, 7.125%, maturing July 26, 2012			979,123
		Natural Products Group, LLC	B1	B+
2,835,988		Term Loan, 7.602%, maturing March 08, 2014			2,716,641
		Norwood Promotional Products	NR	NR
12,037,064	(3)	Term Loan, 6.000%, maturing August 17, 2011			11,284,748
2,734,191		Revolver, 7.518%, maturing December 31, 2008			2,747,862

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Personal & Nondurable Consumer Products: (continued)
$4,115,823		Term Loan, 11.625%, maturing August 17, 2009			$4,249,588
		Norwood Promotional Products	NR	NR
1,090,736		Term Loan, 24.375%, maturing August 17, 2011			1,183,449
		Spectrum Brands, Inc.	B2	CCC+
44,301		Term Loan, 5.170%, maturing March 30, 2013			44,910
159,485		Term Loan, 9.320%, maturing March 30, 2013			160,182
896,214		Term Loan, 9.342%, maturing March 30, 2013			908,537
		Totes Isotoner Corporation	B2	B
415,625		Term Loan, 7.838%, maturing January 31, 2013			418,872
		Tupperware	Ba1	BB
5,908,107		Term Loan, 6.840%, maturing December 05, 2012			5,915,799
		Yankee Candle Company, Inc.	Ba3	B+
4,000,000		Term Loan, 7.350%, maturing February 06, 2014			4,025,832
					57,705,294
Personal, Food & Miscellaneous: 3.0%
		Acosta, Inc.	B1	B-
2,977,500		Term Loan, 7.570%, maturing July 28, 2013			3,003,553
		Allied Security Holdings, LLC	Ba3	B
490,909		Term Loan, 8.350%, maturing June 30, 2010			496,432
		Arbys Restaurant Group, Inc.	Ba3	B+
5,650,067		Term Loan, 7.604%, maturing July 25, 2012			5,694,211
		CBRL Group, Inc.	Ba2	BB
589,004		Term Loan, 6.860%, maturing April 27, 2013			590,723
		Coinmach Corporation	B2	B
5,970,239		Term Loan, 7.875%, maturing December 19, 2012			6,017,816
		Coinstar, Inc.	Ba2	BB
2,424,150		Term Loan, 7.350%, maturing July 07, 2011			2,437,785
		Dennys, Inc.	Ba2	B+
1,155,673		Term Loan, 7.355%, maturing March 31, 2012			1,166,870
600,000		Term Loan, 7.377%, maturing March 31, 2012			605,813
		Krispy Kreme Doughnut Corporation	NR	NR
456,527		Term Loan, 8.360%, maturing February 15, 2014			461,307
		MD Beauty, Inc.	B1	B
2,957,350		Term Loan, 7.820%, maturing February 18, 2012			2,983,227
		N.E.W. Customer Services Companies, Inc.	Ba3	B
2,000,000	(5)	Term Loan, maturing August 18, 2013			2,002,500
		OSI Restaurant Partners, Inc.	Ba3	BB-
230,576	(5)	Term Loan, maturing May 09, 2014			232,392
2,219,549	(5)	Term Loan, maturing May 09, 2014			2,237,028

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Personal, Food & Miscellaneous: (continued)
	QCE, LLC	B2	B
$2,051,167	Term Loan, 7.598%, maturing May 05, 2013			$2,064,499
	Reddy Ice Group, Inc.	Ba3	B+
1,000,000	Term Loan, 7.105%, maturing August 09, 2012			1,003,125
	Sbarro, Inc.	Ba3	B
500,000	Term Loan, 7.848%, maturing January 31, 2014			505,521
	Seminole Hard Rock Entertainment	B1	BB
750,000	Floating Rate Note, 7.848%, maturing March 15, 2014			768,750
	U.S. Security Holdings, Inc.	B1	B
618,750	Term Loan, 7.870%, maturing May 08, 2013			624,937
				32,896,489
Printing & Publishing: 10.9%
	American Achievement Corporation	Ba2	B+
606,948	Term Loan, 7.715%, maturing March 25, 2011			611,879
	American Reprographics Company	Ba2	BB
2,798,243	Term Loan, 7.109%, maturing June 18, 2009			2,800,868
	Ascend Media Holdings, LLC	B3	B
1,546,786	Term Loan, 8.850%, maturing January 31, 2012			1,469,446
	Black Press, Ltd.	Ba3	B+
749,889	Term Loan, 7.360%, maturing August 02, 2013			755,748
1,235,111	Term Loan, 7.360%, maturing August 02, 2013			1,244,761
	Caribe Information Investments, Inc.	B1	B
1,825,161	Term Loan, 7.609%, maturing March 31, 2013			1,829,724
	Cenveo Corporation	Ba3	B+
62,069	Term Loan, 7.100%, maturing June 21, 2013			62,214
1,862,069	Term Loan, 7.100%, maturing June 21, 2013			1,866,434
	Dex Media East, LLC	Ba1	BB
3,956,686	Term Loan, 6.847%, maturing May 08, 2009			3,961,180
	Dex Media West, LLC	Ba1	BB
764,462	Term Loan, 6.599%, maturing September 09, 2009			763,559
8,975,400	Term Loan, 6.847%, maturing March 09, 2010			8,996,717
	Hanley Wood, LLC	B2	B
2,729,335	Term Loan, 7.597%, maturing August 01, 2012			2,720,806
	Idearc, Inc.	Ba2	BB+
20,349,000	Term Loan, 7.350%, maturing November 17, 2014			20,521,356
	Intermedia Outdoor, Inc.	NR	NR
1,645,875	Term Loan, 8.350%, maturing January 31, 2013			1,659,763

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
			Jostens IH Corp.	Ba2	B+
	$4,435,575		Term Loan, 7.330%, maturing December 21, 2011			$4,463,758
			Medianews Group	Ba2	BB-
	992,500		Term Loan, 7.090%, maturing August 02, 2013			994,361
			Medimedia USA, Inc.	Ba3	B+
	1,243,750		Term Loan, 7.583%, maturing October 05, 2013			1,250,487
			Merrill Communications, LLC	Ba3	B+
	2,923,770		Term Loan, 7.583%, maturing May 15, 2011			2,939,760
			PagesJaunes Groupe SA	NR	NR
EUR	800,000		Term Loan, 5.635%, maturing February 28, 2014			1,086,320
			PagesJaunes Groupe SA	NR	NR
EUR	600,000		Term Loan, 6.135%, maturing February 28, 2014			819,849
EUR	600,000		Term Loan, 6.635%, maturing February 28, 2014			823,885
			PBL Media	B1	NR
AUD	24,869,635	(5)	Term Loan, maturing May 01, 2013			20,438,844
			Primedia, Inc.	NR	B
	$6,070,850		Term Loan, 7.570%, maturing September 30, 2013			6,072,113
			Prism Business Media Holdings/Penton Media, Inc.	B1	B+
	1,700,000		Term Loan, 7.605%, maturing February 01, 2013			1,710,360
			R.H. Donnelley Corporation	Ba1	BB
	227,138		Term Loan, 6.585%, maturing December 31, 2009			227,126
	9,559,164		Term Loan, 6.851%, maturing June 30, 2011			9,589,036
			Readers Digest	B1	B
EUR	757,232		Term Loan, 6.013%, maturing March 02, 2014			1,022,600
	$4,375,000		Term Loan, 7.339%, maturing March 02, 2014			4,389,354
			Source Media, Inc.	B1	B
	2,994,038		Term Loan, 7.600%, maturing November 08, 2011			3,025,850
			Thomas Nelson Publishers	B1	B
	2,315,833		Term Loan, 7.586%, maturing June 12, 2012			2,324,518
			Tribune Company	Ba2	BB-
	4,000,000	(5)	Term Loan, maturing May 30, 2014			4,002,856
			Valassis Communications, Inc.	Ba2	BB-
	1,130,000		Term Loan, 7.100%, maturing March 02, 2014			1,129,011
			Wenner Media, LLC	Ba3	BB-
	859,500		Term Loan, 7.100%, maturing October 02, 2013			863,797

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
			Yell Group, PLC	Ba3	BB-
EUR	2,000,000		Term Loan, 5.992%, maturing February 27, 2013			$2,723,443
	$2,000,000		Term Loan, 7.320%, maturing February 10, 2013			2,014,562
						121,176,345
Radio and TV Broadcasting: 2.7%
			Block Communications, Inc.	Ba1	BB-
	987,500		Term Loan, 7.350%, maturing December 22, 2011			989,352
			CMP KC, LLC	Caa1	CCC+
	1,373,663		Term Loan, 9.375%, maturing May 03, 2011			1,382,248
			CMP Susquehanna Corporation	Ba3	B-
	4,975,286		Term Loan, 7.350%, maturing May 05, 2013			5,011,565
			Cumulus Media, Inc.	Ba3	NR
	2,855,400		Term Loan, 7.358%, maturing June 07, 2013			2,868,912
			Emmis Communication	B1	B
	1,250,000		Term Loan, 7.350%, maturing November 01, 2013			1,260,235
			Local TV Finance, LLC	Ba3	B
	1,400,000		Term Loan, 7.360%, maturing May 07, 2013			1,408,532
			Montecito Broadcast Group, LLC	B1	B
	1,975,000		Term Loan, 7.827%, maturing January 27, 2013			1,989,196
			Nexstar Broadcasting Group	Ba3	B
	2,269,901		Term Loan, 7.100%, maturing October 01, 2012			2,268,480
	2,395,908		Term Loan, 7.100%, maturing October 01, 2012			2,394,409
			Paxson Communications	B1	CCC+
	4,500,000		Term Loan, 8.606%, maturing January 15, 2012			4,606,875
			Regent Communications	B1	B
	1,496,250		Term Loan, 7.600%, maturing November 21, 2013			1,505,602
			Spanish Broadcasting Systems	B1	B-
	3,920,000		Term Loan, 7.100%, maturing June 11, 2012			3,926,127
						29,611,533
Retail Stores: 7.9%
			Burlington Coat Factory	B2	B
	4,903,750		Term Loan, 7.610%, maturing May 28, 2013			4,899,665
			Claires Stores, Inc.	B1	B
	2,500,000	(5)	Term Loan, maturing May 29, 2014			2,492,187
			Dollarama Group, L.P	Ba1	B+
	3,421,687		Term Loan, 7.355%, maturing November 18, 2011			3,449,489

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
		General Nutrition Centers, Inc.	B1	B-
	$3,600,000	Term Loan, 7.600%, maturing September 16, 2013			$3,600,900
		Harbor Freight Tools USA, Inc.	B1	B+
	6,894,239	Term Loan, 7.570%, maturing July 15, 2010			6,957,439
		Jean Coutu Group, Inc.	B2	B+
	4,629,992	Term Loan, 9.750%, maturing July 30, 2011			4,639,562
		Mapco Express, Inc.	B2	B+
	2,222,928	Term Loan, 8.090%, maturing April 28, 2011			2,236,821
		Mattress Firm	B1	B
	500,000	Term Loan, 7.622%, maturing January 18, 2014			501,875
		Michaels Stores, Inc.	B2	B-
	13,750,000	Term Loan, 7.625%, maturing October 31, 2013			13,825,130
		Nebraska Book Company, Inc.	Ba2	B-
	2,405,576	Term Loan, 7.830%, maturing March 04, 2011			2,420,611
		Neiman Marcus Group, Inc.	Ba3	B+
	16,354,430	Term Loan, 7.346%, maturing April 06, 2013			16,501,996
		Oriental Trading Company, Inc.	B1	B
	2,481,250	Term Loan, 7.610%, maturing July 31, 2013			2,485,128
		Pep Boys	Ba3	B+
	495,013	Term Loan, 7.360%, maturing January 27, 2011			498,725
		Petco Animal Supplies, Inc.	Ba3	B
	5,112,188	Term Loan, 7.853%, maturing October 26, 2013			5,163,764
		Phones 4U Group Ltd.	NR	NR
GBP	2,500,000	Term Loan, 8.132%, maturing September 22, 2014			4,944,842
GBP	2,500,000	Term Loan, 8.632%, maturing September 22, 2015			4,967,563
		Sally Holding, LLC	B2	B+
	$3,484,994	Term Loan, 7.860%, maturing November 16, 2013			3,517,666
		Samsonite Corporation	Ba3	BB-
	1,745,625	Term Loan, 7.600%, maturing December 30, 2013			1,759,808
		Sports Authority	B2	B
	992,500	Term Loan, 7.600%, maturing May 03, 2013			994,672
		Tire Rack, Inc.	B1	BB-
	807,972	Term Loan, 7.100%, maturing June 24, 2012			811,002
		Toys "R" Us, Inc.	Ba3	B
	1,375,000	Term Loan, 9.610%, maturing July 19, 2012			1,407,399
					88,076,244

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Satellite: 0.6%
		Intelsat (Bermuda), Ltd.	B2	B
	$2,550,000	Term Loan, 7.855%, maturing February 01, 2014			$2,563,206
		Intelsat Corporation	Ba2	BB
	4,226,880	Term Loan, 7.349%, maturing January 03, 2012			4,265,716
					6,828,922
Telecommunications Equipment: 0.6%
		Sorenson Communications, Inc.	B1	B
	5,199,374	Term Loan, 7.860%, maturing August 16, 2013			5,212,373
		Syniverse Technologies, Inc.	Ba1	BB-
	1,220,664	Term Loan, 7.100%, maturing February 15, 2012			1,222,953
					6,435,326
Textiles & Leather: 1.3%
		Hanesbrands, Inc.	Ba2	BB-
	2,315,179	Term Loan, 7.105%, maturing September 05, 2013			2,331,095
		Hanesbrands, Inc.	B1	B-
	1,000,000	Term Loan, 9.105%, maturing March 05, 2014			1,025,781
		Iconix Brand Group, Inc.	B1	B+
	1,700,000	Term Loan, 7.600%, maturing May 02, 2013			1,714,875
		Polymer Group, Inc.	B1	BB-
	7,406,250	Term Loan, 7.590%, maturing November 22, 2012			7,429,394
		St. John Knits International, Inc.	B1	B+
	722,091	Term Loan, 8.350%, maturing March 21, 2012			727,506
		Targus Group, Inc.	B2	B
	1,468,454	Term Loan, 8.870%, maturing November 22, 2012			1,462,489
					14,691,140
Utilities: 9.9%
		Astoria Generating Company Acquisitions, LLC	B1	BB-
	2,128,474	Term Loan, 7.340%, maturing February 23, 2013			2,143,374
		AWG, PLC	NR	NR
GBP	1,000,000	Term Loan, 8.211%, maturing March 31, 2012			2,003,157
		Babcock & Wilcox Company	Ba2	BB+
	$2,500,000	Term Loan, 5.250%, maturing February 22, 2012			2,518,750
		Boston Generating, LLC	B1	B+
	1,000,000	Term Loan, 5.225%, maturing December 20, 2013			1,007,917
	2,992,500	Term Loan, 7.600%, maturing December 20, 2013			3,016,192

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
		Boston Generating, LLC	B3	B-
$750,000		Term Loan, 9.600%, maturing June 20, 2014			$769,804
	(2)	Calpine Corp.	B1	BB-
14,000,000		Debtor In Possession Term Loan, 7.590%, maturing March 29, 2009			14,083,188
		Cellnet Technology, Inc.	Ba2	NR
1,299,620		Term Loan, 7.340%, maturing July 22, 2011			1,308,284
		Cellnet Technology, Inc.	B2	NR
333,333		Term Loan, 9.620%, maturing October 22, 2011			337,639
		Coleto Creek WLE, LP	B1	B+
764,331		Term Loan, 8.000%, maturing June 28, 2013			768,153
5,320,464		Term Loan, 8.100%, maturing June 28, 2013			5,347,066
		HCP Acquisition, Inc.	B1	B-
748,125		Term Loan, 7.600%, maturing February 13, 2014			751,866
		HCP Acquisition, Inc.	NR	CCC
1,750,000		Term Loan, 9.610%, maturing February 13, 2015			1,763,125
		Infrastrux Group, Inc.	B2	B+
5,124,250		Term Loan, 8.570%, maturing November 03, 2012			5,137,061
		KGEN, LLC	Ba3	BB-
937,500		Term Loan, 7.125%, maturing February 05, 2014			940,430
1,558,594		Term Loan, 7.125%, maturing February 05, 2014			1,563,464
		La Paloma Generating Company, LLC	NR	BB-
218,579		Term Loan, 7.070%, maturing August 16, 2012			218,260
1,310,036		Term Loan, 7.100%, maturing August 16, 2012			1,308,126
104,335		Term Loan, 7.100%, maturing August 16, 2012			104,183
		Longview Power, LLC	Ba3	BB-
266,667		Term Loan, 7.600%, maturing February 28, 2014			268,750
800,000		Term Loan, 7.610%, maturing February 28, 2014			806,250
		MACH Gen, LLC	B2	B
453,125		Term Loan, 7.350%, maturing February 21, 2013			453,621
4,369,258		Term Loan, 7.360%, maturing February 21, 2014			4,372,535
		NE Energy, Inc.	B1	B+
792,683		Term Loan, 7.850%, maturing November 01, 2013			800,610

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
	$1,907,317	Term Loan, 7.850%, maturing November 01, 2013			$1,926,390
		NE Energy, Inc.	B3	B-
	1,675,000	Term Loan, 9.850%, maturing May 01, 2014			1,700,823
		NRG Energy, Inc.	B1	B+
	6,000,000	Term Loan, 7.350%, maturing February 01, 2013			6,016,704
	21,579,836	Term Loan, 7.350%, maturing February 01, 2013			21,638,964
		NSG Holdings, LLC	Ba2	BB
	183,673	Term Loan, 6.860%, maturing June 15, 2014			183,903
	1,616,327	Term Loan, 6.860%, maturing June 15, 2014			1,618,347
		Riverside Energy Center, LLC	B1	B
	244,856	Term Loan, 9.705%, maturing June 24, 2010			250,671
	1,937,616	Term Loan, 9.590%, maturing June 24, 2011			1,983,634
	3,043,217	Term Loan, 9.590%, maturing June 24, 2011			3,115,493
		Thermal North America, Inc.	B1	BB-
	4,000,000	Term Loan, 8.100%, maturing October 24, 2008			4,035,000
		TPF Generation Holdings, LLC	Ba3	B+
	4,987,500	Term Loan, 7.350%, maturing December 15, 2013			5,024,906
	1,600,000	Term Loan, 7.370%, maturing December 15, 2013			1,612,000
		TPF Generation Holdings, LLC	B3	B-
	1,500,000	Term Loan, 9.600%, maturing December 15, 2014			1,531,563
		Viridian Group, PLC	NR	NR
EUR	1,072,386	Term Loan, 7.729%, maturing March 31, 2013			1,457,818
GBP	1,080,000	Term Loan, 9.419%, maturing March 31, 2013			2,159,592
		Wolf Hollow I, L.P.	B1	BB-
	$432,692	Term Loan, 7.570%, maturing June 22, 2012			426,202
	1,800,000	Term Loan, 7.570%, maturing June 22, 2012			1,773,000
	2,128,093	Term Loan, 7.600%, maturing June 22, 2012			2,096,172
					110,342,987
		Total Senior Loans (Cost $1,875,513,046)			1,895,667,012

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Other Corporate Debt: 0.5%
Automobile: 0.5%
	Avis Budget Car Rental	Ba1	BB-
$750,000	Floating Rate Note, 7.860%, maturing May 15, 2014			$776,250
	Navistar International Corporation	NR	NR
4,950,000	Unsecured Term Loan, 8.610%, maturing January 19, 2012			5,026,829
	Total Other Corporate Debt (Cost $5,700,000)			5,803,079
Equities and Other Assets: 0.2%

		Description	Market Value
(1	), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	107,510
(@), (R)		Block Vision Holdings Corporation (571 Common Shares)	—
(2	), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2	), (@), (R)	Cedar Chemical (Liquidation Interest)	—
(@), (R)		Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	—
(@), (R)		Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	—
(@), (R)		Decision One Corporation (1,752,103 Common Shares)	—
(2	), (@), (R)	Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)	1,112
(2	), (@), (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(@), (R)		EquityCo, LLC (Warrants for 28,752 Common Shares)	—
(4	), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	—
(2	), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)	—
(@)		Hayes-Lemmerz International, Inc. (176,982 Common Shares)	1,014,107
(@)		Humphrey's, Inc. (Residual Interest in Bankruptcy Estate)	—
(@), (R)		IAP Acquisition Corporation (3,524 Common Shares)	—
(@), (R)		IAP Acquisition Corporation (1,084 Common Shares)	—
(@), (R)		IAP Acquisition Corporation (1,814 Common Shares)	—
(@), (R)		IAP Acquisition Corporation (17,348 Common Shares)	—
(2	), (@), (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)	—
(2	), (@), (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)	—
(2	), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)	50
(2	), (@), (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)	25
(2	), (@), (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

		Description		Market Value
(@), (R)		Lincoln Pulp and Easten Fine (Residual Interest in Bankruptcy Estate)		$—
(2), (@), (R)		New Piper Aircraft, Inc. (Residual Interest in Bankruptcy Estate)		—
(@), (R)		Safelite Realty Corporation (57,804 Common Shares)		976,310
(1	), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1	), (@), (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2	), (@), (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)		—
		Total for Equities and Other Assets (Cost $6,399,042)		2,099,114
		Total Investments (Cost $1,887,612,088)**	171.2%	$1,903,569,205
		Other Assets and Liabilities — Net	(71.2)	(791,586,153)
		Net Assets	100.0%	$1,111,983,052

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  †  Bank Loans rated below Baa are considered to be below investment grade.

  NR  Not Rated

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy Code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

  (3)  Loan is on non-accrual basis.

  (4)  The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.

  (5)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

  GBP  British Pound Stirling

  EUR  Euro

  SEK  Swedish Kronor

  **  For Federal Income Tax purposes cost of investments is $1,887,698,332.

    Net unrealized appreciation consists of the following:

Gross Unrealized Appreciation	$22,938,047
Gross Unrealized Depreciation	(7,067,174)
Net Unrealized Appreciation	$15,870,873

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2007 (continued)

At May 31, 2007 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Euro EUR 30,650,000	Sell	07/16/07	$41,212,569	$41,304,884	$(92,315)
Euro EUR 18,390,000	Sell	08/15/07	25,145,811	24,806,957	338,854
Euro EUR 12,260,000	Sell	09/14/07	16,564,609	16,564,609	—
British Pound Sterling GBP 10,225,000	Sell	07/16/07	20,088,545	20,234,069	(145,524)
British Pound Sterling GBP 6,135,000	Sell	08/15/07	12,228,773	12,136,265	92,508
British Pound Sterling GBP 4,090,000	Sell	09/14/07	8,083,680	8,083,680	—
Sweden Kronor SEK 22,400,000	Sell	07/16/07	3,293,420	3,245,010	48,410
Sweden Kronor SEK 13,440,000	Sell	08/15/07	2,011,803	1,949,760	62,043
Sweden Kronor SEK 8,960,000	Sell	09/14/07	1,305,038	1,305,038	—
			$129,934,248	$129,630,272	$303,976

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

ADDITIONAL INFORMATION

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, DST will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the DST when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at 1-(800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2007 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31	February 8	February 23

February 28	March 8	March 22

March 30	April 5	April 23

April 30	May 8	May 22

May 31	June 7	June 22

June 29	July 6	July 23

July 31	August 8	August 22

August 31	September 6	September 24

September 28	October 5	October 22

October 31	November 8	November 23

November 30	December 6	December 24

December 20	December 27	January 10

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of May 31, 2007 was 5,256 which does not include approximately 50,163 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the Trust's website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at 1-800-992-0180.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on June 19, 2006 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

DST Systems, Inc.

P.O. Box 219368

Kansas City, Missouri 64141

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

PRQR-UPRTQ1     (0507-072507)